United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6068

                 AllianceBernstein Institutional Reserves, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2003

                   Date of reporting period: October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.


                                ALLIANCEBERNSTEIN
                              ----------------------
                                  INSTITUTIONAL
                              ----------------------
                                    RESERVES
                              ----------------------

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2003

                                   (UNAUDITED)

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003 (unaudited)                          Reserves-Prime Portfolio
================================================================================

Principal
 Amount
  (000)     Security                         Yield              Value
---------------------------------------------------------------------
            COMMERCIAL
            PAPER-52.2%
            Amstel Funding
  $37,000   1/28/04 (a) ...............       1.11%      $ 36,901,888
   17,000   3/15/04 (a) ...............       1.13         16,929,030
            Atlantis One Funding
   38,283   11/06/03 (a) ..............       1.07         38,279,586
   10,000   12/17/03 (a) ..............       1.03          9,987,411
            Bank of Ireland
   17,000   12/24/03 ..................       1.05         16,974,712
            Barton Capital
    6,332   11/12/03 (a) ..............       1.06          6,330,322
            Beta Finance, Inc.
   25,000   11/20/03 (a) ..............       1.08         24,987,250
            CAFCO LLC
   20,000   11/05/03 (a) ..............       1.08         19,998,800
   17,000   11/17/03 (a) ..............       1.08         16,992,893
            Caisse Centrale Jardins
   15,000   1/05/04 ...................       1.09         14,971,388
            Caisse Nationale Des Caisses
   17,000   1/26/04 ...................       1.10         16,956,367
            Citigroup Global Markets
   25,000   11/18/03 ..................       1.05         24,989,062
            Clipper Receivables Corp. .
   10,000   12/08/03 (a) ..............       1.06          9,989,694
            Credit Suisse First Boston
   17,000   12/08/03 (a) ..............       1.08         16,982,150
            Danske Corp.
   18,000   12/02/03 ..................       1.15         17,983,325
            Delaware Funding
   30,000   1/22/04 (a) ...............       1.09         29,927,333
            Den Norske Bank
   10,000   1/22/04 ...................       1.10          9,975,556
            Depfa Bank Europe PLC
   10,000   11/17/03 ..................       1.07          9,995,839
   17,000   12/09/03 ..................       1.08         16,981,640
   19,000   1/28/04 ...................       1.10         18,950,072
            Edison Asset Securities
   10,000   12/01/03 (a) ..............       1.03          9,991,989
   50,000   1/12/04 (a) ...............       1.09         49,894,028
            Giro Balanced Funding Corp.
   70,000   11/10/03 (a) ..............       1.06         69,985,572
            Hamburg Landesbank
   52,000   2/27/04 ...................       1.11         51,814,561
            HBOS Treasury Services
            (Hali-Bkscot) PLC
   50,000   12/10/03 ..................       1.08         49,944,500
   35,800   12/16/03 ..................       1.08         35,754,032
   20,000   1/27/04 ...................       1.11         19,947,819
   13,000   2/09/03 ...................       1.09         12,961,426
            HSBC (Hong Kong
            Sh-Republic) PLC
   65,000   11/10/03 ..................       1.06         64,986,603
   20,000   12/15/03 ..................       1.08         19,974,800
            Kitty Hawk Funding
   13,000   11/24/03 (a) ..............       1.05         12,992,038
            Landesbank Baden-Wurttemberg
   17,000   11/14/03 ..................       1.05         16,994,546
            Landesbank Schleswig-
            Holstein Giroze
   16,000   11/03/03 ..................       1.24         16,000,000
   17,000   11/17/03 ..................       1.20         16,992,067
            Montauk Funding Corp.
   50,000   11/17/03 (a) ..............       1.08         49,979,000
            Morgan Stanley
   30,000   11/12/03 ..................       1.07         29,991,975
            Nationwide Building Society
   15,490   12/16/03 ..................       1.05         15,470,573
   28,000   1/29/04 ...................       1.09         27,926,582
            Nordea North America
   17,000   12/03/03 ..................       1.05         16,985,125
   18,000   12/11/03 ..................       1.02         17,980,620
            Northern Rock PLC
   29,000   1/13/04 ...................       1.10         28,935,942
   13,000   2/17/04 ...................       1.11         12,957,512
            Preferred Receivables
            Funding Corp.
   17,000   11/06/03 (a) ..............       1.08         16,998,470
            Private Export Funding
   25,000   12/04/03 (a) ..............       1.12         24,975,889
            Prudential PLC
   22,000   12/03/03 ..................       1.05         21,980,750
   19,000   1/20/04 ...................       1.10         18,954,717
            Santander Finance Delaware
   17,000   1/30/04 ...................       1.11         16,953,873
            Scaldis Capital LLC
   18,900   1/26/04 (a) ...............       1.13         18,850,167
   13,000   3/24/04 (a) ...............       1.10         12,943,594
            Societe Generale
            North America
    7,000   11/10/03 ..................       1.02          6,998,612
   18,000   12/11/03 ..................       1.10         17,979,100
            Svenska Handelsbanken
   29,067   12/15/03 ..................       1.05         29,031,054
            Swedbank
   43,000   3/26/04 ...................       1.11         42,809,080
            Unicredito Delaware, Inc.
   35,700   1/12/04 ...................       1.11         35,622,947
            Westpac Capital
   19,000   12/09/03 ..................       1.04         18,980,190
            Westpac Trust
   24,000   11/10/03 ..................       1.15         23,994,633

STATEMENT OF NET ASSETS
(continued)             AllianceBernstein Institutional Reserves-Prime Portfolio
================================================================================

Principal
 Amount
  (000)     Security                         Yield              Value
---------------------------------------------------------------------
            Yorktown Capital
 $ 72,534   11/21/03 (a) ..............       1.05%    $   72,495,920
                                                       --------------
            Total Commercial Paper
            (amortized cost
            $1,403,114,624) ...........                 1,403,114,624
                                                       --------------
            U.S. GOVERNMENT AGENCY
            OBLIGATIONS-25.0%
            Federal Home Loan Bank
   25,000   1.225%, 7/06/04 ...........       1.23         25,000,000
   93,000   0.995%, 8/25/04 FRN .......       1.03         92,973,504
  150,000   1.01%, 9/27/04 FRN ........       1.05        149,945,858
            Federal Home Loan
            Mortgage Corporation
   20,000   1.08%, 11/20/03 ...........       1.08         19,989,800
   50,000   1.08%, 12/09/03 ...........       1.08         49,946,000
   33,000   1.075%, 12/10/03 ..........       1.08         32,963,545
   25,800   1.14%, 4/22/04 ............       1.14         25,660,293
   29,000   1.17%, 8/20/04 ............       1.17         29,000,000
            Federal National
            Mortgage Association
   20,000   1.065%, 11/12/03 ..........       1.06         19,994,725
   12,000   1.07%, 12/01/03 ...........       1.07         11,990,013
   12,000   1.07%, 12/08/03 ...........       1.07         11,987,517
   12,000   1.07%, 12/15/03 ...........       1.07         11,985,020
   12,000   1.07%, 12/22/03 ...........       1.07         11,982,523
   12,000   1.07%, 12/29/03 ...........       1.07         11,980,027
   12,000   1.14%, 3/01/04 ............       1.14         11,954,780
   12,000   1.14%, 3/08/04 ............       1.14         11,952,120
   12,000   1.14%, 3/15/04 ............       1.14         11,949,460
   25,000   1.11%, 7/06/04 ............       1.11         25,000,000
   25,000   1.038%, 10/28/04 FRN ......       1.08         24,990,164
   80,000   1.046%, 2/11/05 FRN .......       1.07         79,979,536
                                                         ------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $671,224,885) .............                   671,224,885
                                                       --------------
            CERTIFICATES OF
            DEPOSIT-11 9%
            Bayerische Landesbank
   29,000   1.11%, 3/18/04 FRN ........       1.10         29,001,478
            Dexia CLF
   25,000   1.05%, 12/02/03 (a) .......       1.05         25,000,000
            First Tennesse Bank
   26,000   1.05%, 11/17/03 ...........       1.05         26,000,000
            HSH Nordbank
   16,000   1.07%, 12/23/03 ...........       1.07         16,000,000
   17,000   1.09%, 12/26/03 ...........       1.09         17,000,000
            Natexis Banque
            New York Branch
   25,000   1.10%, 1/21/04 ............       1.10         25,000,000
   18,700   1.11%, 2/06/04 ............       1.11         18,700,242
            Nordea Bank
    9,000   1.03%, 12/15/03 ...........       1.03          9,000,000
            Nordeutsche Landesbank,
            Luxembourg
    8,000   1.07%, 12/10/03 ...........       1.07          8,000,000
    8,000   1.11%, 2/17/04 ............       1.11          8,000,000
            Rabo Bank
   18,000   1.14%, 12/05/03 ...........       1.03         18,000,157
            Svenska Handelsbanken
   18,000   1.10%, 1/26/04 ............       1.10         18,000,000
            Toronto Dominion Bank
   37,000   1.085%, 12/15/03 ..........       1.07         37,000,581
            Unicredito Italiano
    8,000   1.035%, 12/03/03 ..........       1.04          8,000,000
            Wells Fargo Bank
   17,000   1.06%, 11/17/03 ...........       1.05         17,000,065
   40,000   1.06%, 11/25/03 ...........       1.06         40,000,000
                                                         ------------
            Total Certificates
            of Deposit
            (amortized cost
            $319,702,523) .............                   319,702,523
                                                       --------------
            CORPORATE
            OBLIGATIONS-7.9%
            Beta Finance, Inc.
   18,000   1.085%, 2/05/04
            FRN (a) ...................       1.09         18,000,000
            Canadian Imperial
            Bank of Commerce
   18,000   1.07%, 11/28/03 FRN .......       1.07         18,000,000
            Centauri Corp.
            USA, Inc.
   18,000   1.09%, 1/30/04
            FRN MTN (a) ...............       1.09         18,000,000
   14,000   1.062%, 5/12/04
            FRN MTN (a) ...............       1.06         13,999,817
            Chase Bank USA
   21,000   1.08%, 7/07/04 FRN ........       1.08         21,000,000
            Dorada Finance, Inc.
   18,000   1.08%, 2/18/04
            FRN (a) ...................       1.08         18,000,000
            European Investment Bank
   10,000   4.75%, 4/26/04 ............       1.23         10,166,518
            K2 (USA) LLC
   30,000   1.10%, 1/26/04
            FRN (a) ...................       1.10         30,000,000
   15,000   1.09%, 2/12/04
            FRN (a) ...................       1.09         15,000,000
   15,000   1.09%, 2/17/04
            FRN (a) ...................       1.09         15,000,000

                        AllianceBernstein Institutional Reserves-Prime Portfolio
================================================================================

Principal
 Amount
  (000)     Security                         Yield              Value
---------------------------------------------------------------------
            Sigma Finance, Inc.
  $18,000   1.09%, 4/05/04
            FRN MTN (a)................       1.10%      $ 17,999,239
   18,000   1.09%, 7/16/04
            FRN MTN (a)................       1.10         17,998,744
                                                       --------------
            Total Corporate
            Obligations
            (amortized cost
            $213,164,318)..............                   213,164,318
                                                       --------------
            TIME DEPOSIT-3.0%
            Royal Bank of Canada
   81,400   1.05%, 11/03/03
            (amortized cost
            $81,400,000)                      1.05         81,400,000
                                                       --------------

            TOTAL
            INVESTMENTS-100.0%
            (amortized cost
            $2,688,606,350)............                $2,688,606,350
            Other assets less
            liabilities-(0.0%).........                    (1,348,982)
                                                       --------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,081,914,853 Class A
            shares, 1,108,329,821
            Class B shares and
            497,028,933 Class C
            shares outstanding)........                $2,687,257,368
                                                       ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003 (unaudited)                     Reserves - Government Portfolio
================================================================================

  Principal
    Amount
    (000)    Security                          Yield                  Value
---------------------------------------------------------------------------

              U.S. GOVERNMENT
              AGENCY
              OBLIGATIONS-80.3%
              FEDERAL HOME
              LOAN MORTGAGE
              CORP.-33.8%
    $20,000   12/15/03 ..................  1.03-1.08%       $    19,975,383
     10,000   11/12/03 ..................       1.03              9,997,425
      9,770   11/13/03 ..................       1.03              9,767,205
     10,000   11/21/03 ..................       1.03              9,994,850
     20,000   11/25/03 ..................       1.05             19,987,167
     10,000   12/18/03 ..................       1.05              9,986,875
     12,625   12/05/03 ..................       1.06             12,613,104
     10,000   12/11/03 ..................       1.06              9,988,811
     15,000   12/19/03 ..................       1.06             14,979,779
     15,000   12/22/03 ..................       1.06             14,978,460
     20,000   1/29/04 ...................  1.07-1.08             19,948,042
     10,000   11/26/03 ..................       1.07              9,993,164
     10,000   1/05/04 ...................       1.07              9,981,275
     22,671   1/07/04 ...................       1.07             22,627,201
      6,342   11/17/03 ..................       1.08              6,339,336
     15,000   12/04/03 ..................       1.08             14,986,050
     20,000   12/10/03 ..................       1.08             19,977,800
     10,000   1/09/04 ...................       1.08              9,979,900
     10,000   1/14/04 ...................       1.08              9,978,400
     20,000   1/22/04 ...................       1.08             19,952,111
     17,370   2/02/04 ...................       1.08             17,322,580
     10,000   2/10/04 ...................       1.08              9,970,300
      4,633   3/08/04 ...................       1.08              4,615,487
     10,000   2/05/04 ...................       1.09              9,971,971
      7,000   4/05/04 ...................       1.10              6,967,061
     15,000   8/20/04 MTN ...............       1.17             15,000,000
                                                            ---------------
                                                                339,879,737
                                                            ---------------
              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-33.7%
     12,180   11/12/03 ..................       0.93             12,176,858
     20,000   11/06/03 ..................  1.03-1.04             19,998,275
     10,000   11/03/03 ..................       1.03             10,000,000
     10,000   11/14/03 ..................       1.03              9,996,853
     10,000   12/18/03 ..................       1.03              9,987,125
     40,000   10/28/04 FRN ..............       1.04             39,984,262
     10,339   12/17/03 ..................       1.05             10,325,732
     15,000   1/21/04 ...................       1.05             14,965,438
     30,000   2/11/05 FRN ...............       1.05             29,992,326
     20,000   12/31/03 ..................  1.06-1.07             19,965,764
      5,000   11/05/03 ..................       1.06              4,999,706
     10,000   12/01/03 ..................       1.06              9,991,756
     10,000   11/19/03 ..................       1.07              9,995,256
      9,050   11/26/03 ..................       1.07              9,043,813
      8,000   12/02/03 ..................       1.07              7,993,104
     10,000   12/03/03 ..................       1.07              9,991,083
     16,079   12/24/03 ..................       1.07             16,054,627
     15,143   2/04/04 ...................  1.08-1.12             15,100,299
     10,000   12/04/03 ..................       1.08              9,990,700
     10,000   12/26/03 ..................       1.08              9,987,160
     11,520   2/06/04 ...................       1.08             11,487,168
      5,000   3/03/04 ...................       1.08              4,981,850
      5,000   3/10/04 ...................       1.09              4,980,622
     10,000   1/15/04 ...................       1.10              9,977,694
      7,000   7/06/04 ...................       1.11              7,000,000
     10,000   2/11/04 ...................       1.13              9,968,611
     10,000   2/18/04 ...................       1.13              9,966,414
                                                            ---------------
                                                                338,902,496
                                                            ---------------
              FEDERAL HOME
              LOAN BANK-10.7%
     20,000   12/29/03 FRN ..............       0.98             19,997,331
     50,000   9/27/04 FRN ...............       1.01             49,981,953
      5,000   3/05/04 ...................       1.08              4,981,550
     15,000   1/28/04 ...................       1.10             14,960,583
      7,000   7/06/04 ...................       1.23              7,000,000
     11,000   9/22/04 ...................       1.43             11,000,000
                                                            ---------------
                                                                107,921,417
                                                            ---------------
              FEDERAL
              AGRICULTURAL
              MORTGAGE
              ASSOCIATION-2.1%
     10,000   12/23/03 ..................       1.06              9,985,278
     11,173   1/27/04 ...................       1.07             11,144,773
                                                            ---------------
                                                                 21,130,051
                                                            ---------------
              Total U.S. Government
              Agency Obligations
              (amortized cost
              $807,796,693) .............                       807,833,701
                                                            ---------------
              REPURCHASE
              AGREEMENTS-20.7%
              CS First Boston Corp.
     15,000   1.03%, dated 9/22/03,
              due 11/10/03 in the
              amount of $15,021,029
              (cost $15,000,000;
              collateralized by
              $15,135,000, FMAC,
              0.00%, due 11/01/33,
              value $15,301,659) (b) ....       1.03             15,000,000
              CS First Boston Corp.
     20,000   1.03%, dated 10/03/03,
              due 11/18/03 in the
              amount of $20,026,322
              (cost $20,000,000;
              collateralized by
              $8,353,984, FMAC,
              0.00%, due 7/01/32-
              2/01/37, value
              $20,400,114) (b) ..........       1.03             20,000,000

                 AllianceBernstein Institutional Reserves - Government Portfolio
================================================================================

  Principal
    Amount
    (000)    Security                          Yield                  Value
---------------------------------------------------------------------------

              CS First Boston Corp.
     $8,000   1.03%, dated 10/20/03,
              due 11/28/03 in the
              amount of $8,008,927
              (cost $8,000,000;
              collateralized by
              $66,405,000, FMAC,
              0.00%, due 9/01/33,
              value $8,160,600) (b) .....       1.03%       $     8,000,000
              CS First Boston Corp.
      8,000   1.03%, dated 10/20/03,
              due 12/12/03 in the
              amount of $8,012,131
              (cost $8,000,000;
              collateralized by
              $8,325,000, FMAC,
              0.00%, due 5/01/33,
              value $8,162,006) (b) .....       1.03              8,000,000
              Goldman Sachs
     16,800   1.03%, dated 10/31/03,
              due 11/03/03 in the
              amount of $16,801,442
              (cost $16,800,000;
              collateralized by $2,200,000,
              FMAC, 4.50%-6.71%,
              due 10/14/11-7/28/14,
              $7,432,000, FMAC, 0.00%,
              due 2/26/04, $7,242,000,
              FNMA, 2.75%-4.02%,
              due 6/30/08-8/18/08,
              value $17,062,540) (b) ....       1.03             16,800,000
              Merrill Lynch
     30,000   1.03%, dated 10/21/03,
              due 12/08/03 in the
              amount of $30,041,200
              (cost $30,000,000;
              collateralized by
              $30,380,492, FNMA,
              4.50%-5.50%, due
              8/01/33-9/01/33,
              value $30,603,325) (b) ....       1.03             30,000,000
              Merrill Lynch
     10,000   1.03%, dated 10/24/03,
              due 12/22/03 in the
              amount of $10,016,881
              (cost $10,000,000;
              collateralized by
              $9,895,000, FNMA,
              6.00%, due 11/01/33,
              value $10,200,888) (b) ....       1.03             10,000,000
              Morgan Stanley
      30,000  1.03%, dated 10/03/03,
              due 11/07/03 in the
              amount of $30,030,042
              (cost $30,000,000;
              collateralized by
              $7,111,409, FMAC,
              5.00%-5.114%, due
              5/01/23-12/01/32,
              $53,754,212 FNMA,
              5.00%-6.50%, due
              5/01/18-12/01/32,
              value $30,452,876) (b) ....       1.03%            30,000,000
              Morgan Stanley
     10,000   1.03%, dated 10/20/03,
              due 11/24/03 in the
              amount of $10,010,014
              (cost $10,000,000;
              collateralized by
              $2,370,470, FMAC,
              5.00%-5.114%, due
              5/01/23-12/01/32,
              $17,918,071, FNMA,
              5.00%-6.50%, due
              5/01/18-12/01/32,
              value $10,150,959) (b) ....       1.03             10,000,000
              Morgan Stanley
     10,000   1.04%, dated 10/20/03,
              due 12/09/03 in the
              amount of $10,014,444
              (cost $10,000,000;
              collateralized by
              $2,370,470, FMAC,
              5.00%-5.114%, due
              5/01/23-12/01/32,
              $17,918,071, FNMA,
              5.00%-6.50%, due
              5/01/18-12/01/32,
              value $10,150,959) (b) ....       1.04             10,000,000
              UBS Warburg LLC
     20,000   1.03%, dated 10/07/03,
              due 11/04/03 in the
              amount of $20,016,022
              (cost $20,000,000;
              collateralized by
              $31,200,000, FNST,
              0.00%, due 4/01/33,
              value $20,400,965) (b) ....       1.03             20,000,000

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003 (unaudited)                     Reserves - Government Portfolio
================================================================================

  Principal
    Amount
    (000)    Security (c)                      Yield                  Value
---------------------------------------------------------------------------

              UBS Warburg LLC
    $20,000   1.03%, dated 10/07/03,
              due 11/20/03 in the
              amount of $20,025,178
              (cost $20,000,000;
              collateralized by
              $31,200,000, FNST,
              0.00%, due 4/01/33,
              value $20,400,965) (b) ....       1.03%       $    20,000,000
              UBS Warburg LLC
     10,000   1.04%, dated 10/21/03,
              due 12/26/03 in the
              amount of $10,019,067
              (cost $10,000,000;
              collateralized by
              $12,820,000, FNST,
              0.00%, due 10/01/33,
              value $10,203,916) (b) ....       1.04             10,000,000
                                                            ---------------
              Total Repurchase
              Agreements
              (amortized cost
              $207,800,000) .............                       207,800,000
                                                            ---------------

                                                                      Value
---------------------------------------------------------------------------

              TOTAL
              INVESTMENTS-101.0%
              (amortized cost
              $1,015,633,701) ...........                   $ 1,015,633,701
              Other assets less
              liabilities-(1.0%) ........                        (9,947,036)
                                                            ---------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              496,934,836 Class A shares,
              352,262,520 Class B shares,
              and 156,569,656 Class C
              shares outstanding) .......                   $ 1,005,686,665
                                                            ===============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003 (unaudited)                       Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (c)                      Yield              Value
----------------------------------------------------------------------

            MUNICIPAL BONDS-80.8%
            ALABAMA-1.3%
            Mobile Health
            Special Care
  $ 7,700   (Infirmary Health
            Systems, Inc.)
            Series 00A VRDN
            1/01/25(d) ................        1.05%      $  7,700,000
            Mobile Medical
            Clinic Board
    2,390   (Spring Hill
            Professional Ltd.)
            Series 96 VRDN
            2/01/11(d) ................        1.11          2,390,000
            Talladega County
    6,880   (Special Obligation
            School Warrants)
            Series 03 VRDN
            2/01/31(d) ................        1.08          6,880,000
                                                          ------------
                                                            16,970,000
                                                          ------------
            ALASKA-2.7%
            Valdez Marine
   14,750   (BP Pipeline Inc. Project)
            Series 03A VRDN
            6/01/37(d) ................        1.15         14,750,000
   20,000   Series 03B VRDN
            7/01/37(d) ................        1.15         20,000,000
                                                          ------------
                                                            34,750,000
                                                          ------------
            ARIZONA-0.9%
            Phoenix IDA
   12,000   (Desert Botanical
            Garden Project)
            VRDN
            7/01/35(d) ................        1.10         12,000,000
                                                          ------------
            ARKANSAS-0.3%
            Greene County IDA
    4,200   (Jimmy Sanders, Inc.)
            Series 99 AMT VRDN
            8/01/09(d) ................        1.21          4,200,000
                                                          ------------
            CALIFORNIA-3.6%
            California Department
            of Water
   12,300   (Power Supply
            Revenue Bonds)
            Series 02B-1 VRDN
            5/01/22(d) ................        1.12         12,300,000
   13,000   Series 02C-4 VRDN
            5/01/22(d) ................        1.10         13,000,000
            California Pollution
            Control SWDR
    8,000   (B & B Dairy
            LLC Project)
            Series 03 AMT VRDN
            10/01/28(d) ...............        1.10          8,000,000
            Carlsbad Unified
            School District COP
    7,000   (School Facility Bridge
            Funding Program)
            FSA VRDN
            9/01/30(d) ................        1.00          7,000,000
            Western Placer COP
    5,000   (School Facilities Project)
            Series 03 VRDN
            8/01/23(d) ................        1.05          5,000,000
                                                          ------------
                                                            45,300,000
                                                          ------------
            COLORADO-0.6%
            Traer Creek
    7,300   (Metropolitan District
            Company Revenue)
            Series 02 VRDN
            10/01/21(d) ...............        1.08          7,300,000
                                                          ------------
            CONNECTICUT-0.2%
            Connecticut GO
    3,000   Series 01A VRDN
            2/15/21(d) ................        1.15          3,000,000
                                                          ------------
            DELAWARE-0.9%
            Delaware Economic
            Development Authority
            IDR
   12,100   (Delaware Clean Power
            Project Motiva Enterprise)
            Series 97A AMT VRDN
            8/01/29(d) ................        1.07         12,100,000
                                                          ------------
            FLORIDA-9.8%
            Collier County
            Health Facility Authority
    9,300   (Cleveland Clinic Health)
            Series 03C-1 VRDN
            1/01/35(d) ................        1.12          9,300,000
            Florida Gulf Coast COP
    2,500   (University Foundation)
            Series 02A VRDN
            8/01/32(d) ................        1.15          2,500,000
            Florida Housing
            Finance Agency
    6,000   (Hampton Lakes Project)
            Series 85U VRDN
            7/01/08(d) ................        1.10          6,000,000
            Florida Housing
            Finance Corp. MFHR
    4,000   (Charleston Landings
            Apartments)
            Series 01 I-A VRDN
            7/01/31(d) ................        1.05          4,000,000
    3,900   (Pinnacle Pointe
            Apartments)
            Series 03N AMT VRDN
            8/01/35(d) ................        1.17          3,900,000
    3,400   (Victoria Park Apartments)
            Series 02 J-1 VRDN
            10/15/32(d) ...............        1.05          3,400,000

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                                        Reserves - Tax-Free Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (c)                      Yield              Value
----------------------------------------------------------------------

 $  5,100   (Wexford Apartments)
            Series 03P AMT VRDN
            8/01/35(d) ................        1.17%      $  5,100,000
            Hillsborough County
            IDA MFHR
    4,300   (Tampa Metropolitian
            Area YMCA Project)
            Series 00 VRDN
            3/01/25(d) ................        1.10          4,300,000
            Jacksonville Electrical
            Authority
    6,450   (Electric System
            Revenue Bonds)
            Series 01C VRDN
            10/01/30(d) ...............        1.12          6,450,000
            Jacksonville HFA
    8,500   (Baptist Medical Center
            Project)
            Series 01 VRDN
            8/15/21(d) ................        1.10          8,500,000
            Miami Dade County
            HFA
    1,600   (Ward Towers
            Assisted Living Facility)
            Series 02-8
            AMT VRDN
            8/01/33(d) ................        1.15          1,600,000
            Ocean Highway & Port
    3,700   (Revenue Bonds)
            Series 90 AMT VRDN
            12/01/20(d) ...............        1.15          3,700,000
            Orlando & Orange
            County Expressway
            Authority
    2,500   Series 03 C-2
            FSA VRDN
            7/01/25(d) ................        1.00          2,500,000
            Palm Beach County
            School Board COP
   18,200   Series 03B
            AMBAC VRDN
            8/01/29(d) ................        1.05         18,200,000
            Palm Beach HFA
            (Mahogny Bay)
   10,900   Series 88C
            11/01/07 ..................        1.12         10,900,000
            St Lucie County
   21,200   (Florida Power and
            Light Company)
            Series 00 VRDN
            9/01/28(d) ................        1.18         21,200,000
            Tampa Educational
            Facilities Revenue
            Bonds
   10,840   (Academy Holy Names
            Project)
            Series 01 VRDN
            3/01/22(d) ................        1.05         10,840,000
            City of Tampa
    2,000   (Tampa Preparatory
            School Project)
            Series 00 VRDN
            11/01/25(d) ...............        1.12          2,000,000
                                                          ------------
                                                           124,390,000
                                                          ------------
            GEORGIA-2.5%
            Atlanta MFHR
    7,000   (M-Street Apartment
            Project)
            Series 03 AMT VRDN
            3/01/43(d) ................        1.15          7,000,000
            East Point MFHR
    6,940   (Robins Creste
            Apartments Project)
            Series 03
            AMT VRDN
            6/01/36(d) ................        1.26          6,940,000
            Floyd County
            Development Authority
            Revenue
    3,100   (Darlington School
            Project)
            Series 00 VRDN
            3/01/20(d) ................        1.11          3,100,000
    6,900   Series 02 VRDN
            9/01/22(d) ................        1.11          6,900,000
            Gainsville & Hall
            County
    7,500   (Senior Living Facility
            Lanier Village)
            Series 99A VRDN
            11/15/10(d) ...............        1.10          7,500,000
                                                          ------------
                                                            31,440,000
                                                          ------------
            ILLINOIS-3.9%
            Aurora Kane DuPage
            IDR
    5,720   (Jania Family LLC
            Project)
            Series 99 AMT VRDN
            12/01/29(d) ...............        1.35          5,720,000
            Chicago Illinois
    5,000   (Homestart Program)
            Series A VRDN
            6/01/05(d) ................        1.13          5,000,000
            Hennepin Wetlands
    5,000   (Hennepin-Hopper
            Lakes Project)
            Series 01 VRDN
            2/01/21(d) ................        1.10          5,000,000
            Illinois Development
            Finance Authority
    5,100   (Contemporary Art
            Museum)
            Series 94 VRDN
            2/01/29(d) ................        1.10          5,100,000

                   AllianceBernstein Institutional Reserves - Tax Free Portfolio
================================================================================

 Principal
  Amount
   (000)          Security (c)                    Yield              Value
---------------------------------------------------------------------------

                  Illinois Educational
                  Facilities Authority
$      8,800      (Cultural Pooled
                  Finance Project)
                  Series 99 VRDN
                  7/01/29(d) ...............       1.05%      $  8,800,000
       7,500      (National Louis
                  University)
                  Series 99A VRDN
                  6/01/29(d) ...............       1.08          7,500,000
                  Illinois Health Facilities
                  Authority
       5,660      (Franciscan Eldercare)
                  Series 96E VRDN
                  5/15/27(d) ...............       1.10          5,660,000
                  Illinois Housing
                  Development Authority
                  MFHR
       6,715      (Hyde Park Tower)
                  Series 00A AMT VRDN
                  11/01/28(d) ..............       1.10          6,715,000
                                                              ------------
                                                                49,495,000
                                                              ------------
                  INDIANA-3.3%
                  Elkhart IDR
       2,425      (Kibbechem Inc. Project)
                  Series 02 AMT VRDN
                  6/01/27(d) ...............       1.14          2,425,000
                  Indiana Development
                  Finance Authority
      25,000      (Indianapolis Museum
                  of Art)
                  Series 01 VRDN
                  2/01/36(d) ...............       1.10         25,000,000
                  Indiana Educational
                  Facility
       2,000      (Wabash College Project)
                  Series 03 VRDN
                  12/01/23(d) ..............       1.10          2,000,000
                  Indiana Health Facility
                  Financing Authority
      12,325      (Senior Living
                  Greencroft Obligation)
                  Series 00 VRDN
                  9/01/30(d) ...............       1.05         12,325,000
                                                              ------------
                                                                41,750,000
                                                              ------------
                  IOWA-0.9%
                  Iowa Higher Education
                  Loan Authority Revenue
       7,500      (Luther College Project)
                  Series 02 VRDN
                  9/01/32(d) ...............       1.05          7,500,000
                  Orange City IDR
       3,800      (Vogel Enterprises Ltd)
                  Series 02 AMT VRDN
                  4/01/17(d) ...............       1.20          3,800,000
                                                              ------------
                                                                11,300,000
                                                              ------------
                  KANSAS-1.6 %
                  Kansas Development
                  Finance Authority
                  MFHR
      10,830      (Summit Woods
                  Apartment Project)
                  Series 02G-1
                  AMT VRDN
                  4/15/35(d) ...............       1.15          10,830,000
                  Lenexa Health Care
                  Facility
       9,160      (Lakeview Village)
                  Series A VRDN
                  5/15/26(d) ...............       1.10          9,160,000
                                                              ------------
                                                                19,990,000
                                                              ------------
                  KENTUCKY-3.6%
                  Breckinridge County
       7,550      (Kentucky Association of
                  County Leasing Trust)
                  Series 01A VRDN
                  2/01/31(d) ...............       1.04          7,550,000
                  Jefferson County
                  Industrial Building
       7,565      (Franciscan Eldercare
                  Service)
                  Series 01 VRDN
                  5/15/30(d) ...............       1.10          7,565,000
                  Jefferson County
                  Multifamily Revenue
       8,200      (Camden Meadows Apt.
                  Project)
                  Series 02 VDRN
                  12/15/31(d) ..............       1.11          8,200,000
                  Jefferson County
                  Student Housing
      14,135      (University of Louisville
                  Phase II)
                  Series 02A VDRN
                  7/01/32(d) ...............       1.08         14,135,000
                  Jeffersontown
       8,950      (League of Cities
                  Fund Trust)
                  Series 00 VRDN
                  3/01/30(d) ...............       1.04          8,950,000
                                                              ------------
                                                                46,400,000
                                                              ------------
                  LOUISIANA-3.3%
                  Louisiana HFA
       8,955      (Woodward Wight
                  Apartments)
                  Series 03 VRDN
                  9/01/33(d) ...............       1.08          8,955,000
                  Louisiana Offshore
                  Term Authority
       5,700      (Deep Water Port
                  Refunding)
                  Series 03B VRDN
                  9/01/14(d) ...............       1.10          5,700,000

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                                        Reserves - Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------
                  Louisiana Public
                  Facilities Authority
$     17,270      (Equip & Cap
                  Facilities Pooled)
                  Series 03A VRDN
                  7/01/28(d) ...............       1.10%      $ 17,270,000
                  Tangipahoa Parish
      10,000      (North Oaks Medical
                  Center Project)
                  Series 03B VRDN
                  2/01/33(d) ...............       1.08         10,000,000
                                                              ------------
                                                                41,925,000
                                                              ------------
                  MAINE-0.7%
                  Maine Finance
                  Authority IDR
       8,900      (Jackson Laboratory
                  Issue)
                  Series 02 VRDN
                  7/01/31(d) ...............       1.08          8,900,000
                                                              ------------
                  MARYLAND-0.5%
                  Maryland Economic
                  Development Authority
       7,000      (Student Housing:
                  University of Maryland
                  Baltimore)
                  Series 02 VRDN
                  11/01/31(d) ..............       1.05          7,000,000
                                                              ------------
                  MASSACHUSETTS-2.4%
                  Massachusetts GO BAN
      20,000      Series 03A
                  1/15/04 ..................       0.93         20,032,689
                  Massachusetts GO
      10,000      (Central Artery/
                  Ted Williams)
                  Series 00A VRDN
                  12/01/30(d) ..............       1.15         10,000,000
                                                              ------------
                                                                30,032,689
                                                              ------------
                  MICHIGAN-0.3%
                  Michigan State
                  Strategic Fund
       3,500      (Stelmi America, Inc.)
                  Series 03 AMT VRDN
                  5/01/30(d) ...............       1.14          3,500,000
                                                              ------------
                  MINNESOTA-0.6%
                  Coon Rapids
       3,800      (Health Central System
                  Project)
                  VRDN
                  8/01/15(d) ...............       0.95          3,800,000
                  New Ulm Hospital
                  Facilities Revenue
       3,400      (Health Center Systems)
                  VRDN
                  8/01/14(d) ...............       0.95          3,400,000
                                                              ------------
                                                                 7,200,000
                                                              ------------
                  MISSISSIPPI-2.0%
                  Mississippi Business
                  Finance Corp.
      19,865      (Jackson Medical Mall
                  Foundation)
                  Series 00A VRDN
                  11/01/18(d) ..............       1.10         20,500,000
                  Mississippi Business
                  Finance Corp.
       5,400      (Mississippi State
                  University Foundation,
                  Inc. Project)
                  Series 02 VRDN
                  3/01/12(d) ...............       1.11          5,400,000
                                                              ------------
                                                                25,900,000
                                                              ------------
                  MISSOURI-1.4%
                  Missouri HEFA
      15,000      (Lutheran Senior
                  Services)
                  Series 00 VRDN
                  2/01/31(d) ...............       1.10         15,000,000
                  St. Louis County IDA
       2,900      (U. S. Tape & Label
                  Project)
                  Series 99 AMT VRDN
                  8/01/19(d) ...............       1.14          2,900,000
                                                              ------------
                                                                17,900,000
                                                              ------------
                  NEBRASKA-1.0%
                  Lancaster County
                  Hospital Authority
      12,600      (Immanuel Health
                  Systems Williamsburg)
                  Series 00A VRDN
                  7/01/30(d) ...............       1.15         12,600,000
                                                              ------------
                  NEVADA-0.3%
                  Henderson Public
                  Improvement Trust
                  MFHR
       4,150      (Pueblo Verde 1 Apts.)
                  Series 95A VRDN
                  8/01/26(d) ...............       1.20          4,150,000
                                                              ------------
                  NEW HAMPSHIRE-1.9%
                  New Hampshire HEFA
       3,440      (Hunt Community Issue)
                  Series 96 VRDN
                  5/01/26(d) ...............       1.15          3,440,000
                  New Hampshire HEFA
       7,000      (Huntington at Nashua)
                  Series 03B VRDN
                  5/01/13(d) ...............       1.12          7,000,000
                  New Hampshire HEFA
       8,860      (Riverwoods at Exeter)
                  Series 03 VRDN
                  3/01/34(d) ...............       1.12          8,860,000

                   AllianceBernstein Institutional Reserves - Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  New Hampshire HEFA
$      4,800      (Southern New Hampshire
                  Medical Center)
                  Series 01 VRDN
                  10/01/30(d) ..............       1.15%      $  5,000,000
                                                              ------------
                                                                24,300,000
                                                              ------------
                  NEW MEXICO-0.4%
                  Hurley PCR
       4,500      (British Petroleum)
                  Series 85 VRDN
                  12/01/15(d) ..............       1.15          4,500,000
                                                              ------------
                  NEW YORK-2.3%
                  New York RANS
      22,500      Series 03-04
                  4/15/04 ..................       0.94-1.00    22,603,508
                  Port Authority
                  NY & NJ Special
                  Obligation Revenue
       6,800      (Versatile Structure)
                  Series 95-3 VRDN
                  6/01/20(d) ...............       1.15          6,900,000
                                                              ------------
                                                                29,503,508
                                                              ------------
                  NORTH
                  CAROLINA-2.2%
                  North Carolina
                  Capital Facilities
                  Finance Agency
       7,150      (Capital Area
                  YMCA Project)
                  Series 02 VRDN
                  5/01/22(d) ...............       1.10          7,150,000
                  North Carolina
                  Capital Facilities
                  Finance Agency
       2,355      (Goodwill Community
                  Foundation Project)
                  Series 02 VRDN
                  4/01/22(d) ...............       1.05          2,355,000
                  North Carolina
                  Capital Facilities
                  Finance Agency
       5,595      (Student Housing
                  Facility Revenue)
                  Series 01 VRDN
                  7/01/32(d) ...............       1.10          5,595,000
                  North Carolina
                  Capital Facilities
                  Finance Agency
       1,900      (Wolfpack Club Project)
                  Series 02 VRDN
                  4/01/12(d) ...............       1.05          1,900,000
                  North Carolina Medical
                  Care Community
       10,000     (First Mtg-
                  Brookwood Project)
                  Series 01C VRDN
                  1/01/07(d) ...............       1.15         10,000,000
                  North Carolina Medical
                  Care Community
                  Retirement Facilities
                  Revenue
      1,480      (Aldersgate Project)
                  Series 01 VRDN
                  1/01/31(d) ...............       1.15          1,480,000
                                                              ------------
                                                                28,480,000
                                                              ------------
                  OHIO-1.0%
                  Cuyahoga County
                  Hospital Improvement
       7,300      (The Metrohealth
                  System Project)
                  Series 03 VRDN
                  3/01/33(d) ...............       1.07          7,300,000
                  Cuyahoga Health Care
       2,370      (Judson Retirement
                  Community)
                  Series 00 VRDN
                  11/15/19(d) ..............       1.10          2,370,000
                  Franklin County MFHR
       1,850      (Hanover Ridge Apts.)
                  Series 00 AMT VRDN
                  12/15/30(d) ..............       1.20          1,850,000
                  Warren County
         800      (Pioneer Industrial
                  Components Project)
                  Series 85 VRDN
                  12/01/05(d) ..............       1.37            800,000
                                                              ------------
                                                                12,320,000
                                                              ------------
                  OKLAHOMA-0.6%
                  Muskogee
       7,400      (Medical Center
                  Authority Revenue)
                  Series 02 VRDN
                  10/01/32(d) ..............       1.10          7,400,000
                                                              ------------
                  PENNSYLVANIA-0.5%
                  Allegheny County
       1,650      (Presbyterian University
                  Hospital)
                  Series 88 B1 VRDN
                  3/01/18(d) ...............       1.10          1,650,000
                  Allegheny County IDA
       1,200      (Karrington of South Hills
                  Assisted Living)
                  Series 96A AMT VRDN
                  7/01/26(d) ...............       1.15          1,200,000
                  Allegheny County IDA
         435      (United Jewish
                  Federation Project)
                  Series 96A VRDN
                  10/01/26(d) ..............       1.10            435,000
                  Philadelphia Hospital
                  & Higher Education
       2,500      (Wills Eye Hospital
                  Project)
                  Series 00 VRDN
                  11/01/30(d) ..............       1.05          2,500,000
                                                              ------------
                                                                 5,785,000
                                                              ------------

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                                        Reserves - Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  RHODE ISLAND-0.3%
                  Rhode Island Health &
                  Educational Building
                  Corp.
$      3,500      (La Salle Academy)
                  Series 03 VRDN
                  7/01/33(d) ...............       1.05%      $  3,500,000
                                                              ------------
                  SOUTH
                  CAROLINA-2.9%
                  South Carolina EDA
      13,000      (Sisters Charity Hospital)
                  Series 02 VRDN
                  11/01/32(d) ..............       1.07         13,000,000
                  South Carolina Jobs
                  EDA
      12,400      (Sisters Charity
                  Province Hospital)
                  Series 01 VRDN
                  11/01/31(d) ..............       1.07         12,400,000
                  South Carolina Jobs
                  EDA
      11,700      (Southeastern Fly Ash
                  Company Project)
                  Series 00 AMT VRDN
                  1/01/14(d) ...............       1.15         11,700,000
                                                              ------------
                                                                37,100,000
                                                              ------------
                  TENNESSEE-1.1%
                  Knox Health
                  Educational &
                  Housing Board
       9,580      (Laughlin Memorial
                  Hospital, Inc.)
                  Series 01A-1 VRDN
                  10/01/28(d) ..............       1.13          9,580,000
                  Shelby County Health
                  & Educational Housing
                  Facilities
       3,985      (Memphis College
                  of Art Project)
                  Series 03 VRDN
                  8/01/23(d) ...............       1.09          3,985,000
                                                              ------------
                                                                13,565,000
                                                              ------------
                  TEXAS-6.9 %
                  Bexar Health Facility
                  Development Corp.
      13,500      (Air Force Village)
                  VRDN
                  8/15/30(d) ...............       1.05         13,500,000
                  Harris County
                  Health Facility
                  Development Corp.
      21,000      (Methodist Hospital)
                  Series 02 VRDN
                  12/01/32(d) ..............       1.12         21,000,000
                  Lower Neches Valley
                  Industrial Dev Corp.
       3,500      (Onyx Environmental
                  Services)
                  Series 03 AMT VRDN
                  5/01/28(d) ...............       1.15          3,500,000
                  Mesquite Texas Health
                  Facilities Development
       8,000      (Retirement Facility)
                  Series 00C VRDN
                  2/15/30(d) ...............       1.10          8,000,000
                  Metropolitan Higher
                  Education Authority
       6,770      (University of Dallas)
                  Series 99 VRDN
                  5/01/19(d) ...............       1.10          6,770,000
                  North Central Health
                  Facility Development
       2,400      (Northwest Senior
                  Housing Corp. Edgemerc
                  Project)
                  Series C VRDN
                  11/15/29(d) ..............       1.05          2,400,000
                  Texas Small Business
                  IDR
      12,965      (Public Facilities
                  Capital Access)
                  VRDN
                  7/01/26(d) ...............       1.15         12,965,000
                  Texas TRAN
      20,000      Series 03-04
                  8/31/04...................  1.15-1.19         20,135,402
                                                              ------------
                                                                88,270,402
                                                              ------------
                  VIRGINIA-2.5%
                  Fairfax County
                  Development Authority
       2,975      (Fair Lakes/ D&K LP)
                  Series 96 AMT VRDN
                  8/01/16(d) ...............       1.15          2,975,000
                  Harrisonburg MFHR
         500      (Huntington Village
                  Apartments)
                  Series 01 AMT VRDN
                  8/15/33(d) ...............       1.10            500,000
                  Henrico County EDA
      20,000      (White Oak
                  Semiconductor)
                  Series 00 AMT VRDN
                  10/01/27(d) ..............       1.12         20,000,000
                  James City MFHR IDA
       4,000      (Chambrel at Williamsburg)
                  Series 02 VRDN
                  11/15/32(d) ..............       1.05          4,000,000
                  King George County
                  IDA SWDR
       2,000      (King George
                  Landfill Project, Inc.)
                  Series 03 AMT VRDN
                  6/01/23(d) ...............       1.15          2,000,000

                   AllianceBernstein Institutional Reserves - Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  Louisa County IDA
$      1,860      (University of Virginia
                  Health Services
                  Foundation)
                  Series 00 VRDN
                  10/01/30(d) ..............       1.06%    $    1,860,000
                                                            --------------
                                                                31,335,000
                                                            --------------
                  WASHINGTON-3.9%
                  Issaquah Commercial
                  Properties
       24,000     Series 01B VRDN
                  2/15/21(d) ...............       1.10         24,000,000
                  Washington EDA IDR
       4,430      (Pacific Coast Shredding)
                  Series 99D AMT VRDN
                  8/01/14(d) ...............       1.20          4,430,000
                  Washington Housing
                  Finance Commission
      10,835      (Living Care Centers
                  Project)
                  Series 00 VRDN
                  10/01/30(d) ..............       1.05         10,835,000
                  Washington Housing
                  Finance Commission
       2,830      (United Way
                  King County Project)
                  Series 03 VRDN
                  3/01/28(d) ...............       1.10          2,830,000
                  Washington Housing
                  Finance Commission
                  MFHR
       7,840      (Glenbrooke Apartments)
                  Series 97A AMT VRDN
                  7/01/29(d) ...............       1.15          7,840,000
                                                            --------------
                                                                49,935,000
                                                            --------------
                  WEST VIRGINIA-0.3%
                  Keyser IDR
       1,150      (Keyser Associates
                  Project)
                  VRDN
                  7/01/14(d) ...............       1.10          1,150,000
                  Marion County SWDR
       2,200      (Grant Town Project)
                  Series 90D AMT VRDN
                  10/01/17(d) ..............       1.15          2,200,000
                                                            --------------
                                                                 3,350,000
                                                            --------------
                  WISCONSIN-3.4%
                  Appleton Redevelopment
                  Authority
      11,700      (Fox Cities
                  Performing Arts Center)
                  Series 01B VRDN
                  6/01/36(d) ...............       1.15         11,700,000
                  Campbell Wisconsin IDA
       4,530      (Skipperliner Industries
                  Project)
                  Series 00 AMT VRDN
                  5/01/20(d) ...............       1.15          4,530,000
                  Wisconsin Center
                  District Tax Revenue
      10,000      Series 01A VRDN
                  12/15/26(d) ..............       1.08         10,000,000
                  Wisconsin GO
      10,700      (Operating Notes)
                  Series 03-04
                  6/15/04 ..................       1.13-1.14    10,772,782
                  Wisconsin HEFA
       2,555      (Grace Lutheran
                  Foundation Project)
                  Series 99 VRDN
                  7/01/14(d) ...............       1.05          2,555,000
                  Wisconsin Municipalities
       4,200      (Fox Valley Lutheran
                  High School)
                  Series 03 VRDN
                  3/01/23(d) ...............       1.15          4,200,000
                                                            --------------
                                                                43,757,782
                                                            --------------
                  WYOMING-2.0%
                  Campbell County IDR
      25,000      (Two Elk Power Project)
                  AMT
                  12/01/30 .................       1.60         25,000,000
                                                            --------------
                  Total Municipal Bonds
                  (amortized cost
                  $1,027,594,381)                            1,027,594,381
                                                            --------------
                  COMMERCIAL
                  PAPER-19.1%
                  CONNECTICUT-0.5%
                  New Haven
       6,000      Series 02A
                  2/11/04 ..................       0.90          6,000,000
                                                            --------------
                  FLORIDA-0.5%
                  Indian River
       5,900      (Hospital District)
                  Series 90
                  2/12/04 ..................       1.00          5,900,000
                                                            --------------
                  KENTUCKY-1.2%
                  Pendleton County
      15,000      (Kentucky Association
                  of County Leasing)
                  1/14/04 ..................       1.00         15,000,000
                                                            --------------

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                                        Reserves - Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  MASSACHUSETTS-1.2%
                  Massachusetts
                  Development
                  Finance Agency
                  (Massachusetts
                  Development Program)
                  Program 2 Issue
                  Series B
$      1,000      11/03/03 .................       0.95%    $    1,000,000
       3,500      2/02/04 ..................       1.03          3,500,000
                  Massachusetts Water
                  Reservation Authority
                  Series 94
       5,100      12/01/03 .................       0.92          5,100,000
       5,300      2/02/04 ..................       0.95          5,300,000
                                                            --------------
                                                                14,900,000
                                                            --------------
                  MICHIGAN-1.9%
                  University of Michigan
                  Regents
                  Series D
      10,000      11/03/03 .................       0.90         10,000,000
      10,000      12/12/03 .................       0.94         10,000,000
       3,800      12/16/03 .................       0.92          3,800,000
                                                            --------------
                                                                23,800,000
                                                            --------------
                  NEW YORK-2.9%
                  Metropolitan
                  Transportation Authority
                  (Transit Facility
                  Special Obligation)
                  Series CP-1A
      17,500      3/25/04 ..................       0.95         17,500,000
       5,000      4/08/04 ..................       0.95          5,000,000
                  New York City
                  Municipal Water
      15,000      Series 5A
                  1/13/04 ..................       0.92         15,000,000
                                                            --------------
                                                                37,500,000
                                                            --------------
                  OHIO-0.7%
                  Cuyahoga County
       9,500      (Cleveland Health
                  Clinic System)
                  Series 03B
                  Sub Series B-2
                  1/21/04 ..................       0.95          9,500,000
                                                            --------------
                  SOUTH
                  CAROLINA-0.3%
                  South Carolina Public
                  Service Authority
       4,000      (Revenue Note)
                  11/07/03 .................       0.90          4,000,000
                                                            --------------
                  TENNESSEE-1.4%
                  Nashville & Davidson
                  County
                  Series 03
      10,000      12/03/03 .................       0.95         10,000,000
       8,000      2/02/04 ..................       0.97          8,000,000
                                                            --------------
                                                                18,000,000
                                                            --------------
                  TEXAS-6.6%
                  Austin Utility System
                  (Travis & Williamson
                  County)
                  Series A
       2,800      11/03/03 .................       0.85          2,800,000
       7,659      12/01/03 .................       0.90          7,659,000
       4,256      2/06/04 ..................       0.98          4,256,000
                  Dallas Area
                  Rapid Transit
                  (Senior Sub Liens
                  Sales Tax Revenue)
                  Series 01
       20,000     11/07/03 .................       0.90         20,000,000
       10,000     1/15/04 ..................       0.95         10,000,000
                  Harris County GO
       9,295      Series C
                  11/03/03 .................       0.90          9,295,000
       5,075      Series D
                  11/12/03 .................       0.90          5,075,000
                  Harris Flood Control
                  District
                  (Contract Tax Notes)
                  Series F
       8,175      12/01/03 .................       1.00          8,175,000
       9,631      12/01/03 .................       0.95          9,631,000
                  Texas Public Finance
                  Authority
       7,500      (GO Commercial Paper
                  Notes)
                  Series 03B
                  2/12/04 ..................       0.94          7,500,000
                                                            --------------
                                                                84,391,000
                                                            --------------
                  VIRGINIA-1.2%
                  Norfolk IDA
       15,000     (Sentara Hospital)
                  11/13/03 .................       0.85         15,000,000
                  WASHINGTON-0.5%
                  Port of Seattle
                  (Sub Lien Revenue Note)
                  Series 01A-2
       2,085      12/01/03 .................       0.93          2,085,000
       4,550      12/01/03 .................       0.90          4,550,000
                                                            --------------
                                                                 6,635,000
                                                            --------------
                  WISCONSIN-0.2%
                  Wisconsin GO
       2,000      Series 98A
                  11/12/03 .................       0.85          2,000,000
                                                            --------------
                  Total Commercial Paper
                  (amortized cost
                  $242,626,000..............                   242,626,000
                                                            --------------

                   AllianceBernstein Institutional Reserves - Tax-Free Portfolio
================================================================================

                                                                     Value
--------------------------------------------------------------------------

                  TOTAL
                  INVESTMENTS-99.9%
                  (amortized cost
                  $1,270,220,381)...................         $1,270,220,381
                  Other assets less
                  liabilities-0.1%..................                735,797
                                                             --------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  452,537,471 Class A shares,
                  586,007,449 Class B shares,
                  and 232,542,533 Class C
                  shares outstanding)...............         $1,270,956,178
                                                             ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003(unaudited)                           Reserves - Trust Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  COMMERCIAL
                  PAPER-44.9%
                  Amstel Funding
$     14,000      1/28/04 (a) ..............       1.11%      $ 13,962,877
       7,000      3/15/04 (a) ..............       1.13          6,970,777
                  Atlantis One Funding
      30,000      11/06/03 (a) .............       1.07         29,997,325
      11,064      2/05/04 (a) ..............       1.09         11,032,511
                  Bank of Ireland
       7,000      12/24/03 .................       1.05          6,989,587
                  Banque General
                  du Luxembourg
       8,800      1/23/04 ..................       1.09          8,778,418
                  Beta Finance, Inc.
       5,000      11/20/03 (a) .............       1.08          4,997,450
                  CAFCO LLC
       8,000      11/05/03 (a) .............       1.08          7,999,520
       7,000      11/17/03 (a) .............       1.08          6,997,074
                  Caisse Nationale
                  des Caisses
       7,000      1/26/04 ..................       1.10          6,982,033
                  Citigroup Global
                  Markets, Inc.
      15,000      11/18/03 .................       1.05         14,993,437
                  Clipper Receivables
                  Corp.
      14,000      11/17/03 (a) .............       1.05         13,994,283
       3,000      12/08/03 (a) .............       1.06          2,996,908
                  Credit Suisse
                  First Boston
       7,000      12/08/03 (a) .............       1.08          6,992,650
                  Danske Corp.
      10,000      12/02/03 .................       1.15          9,990,736
                  Den Norske Bank
      10,900      12/04/03 .................       1.08         10,889,910
                  Depfa Bank Europe
                  PLC
       5,000      11/17/03 .................       1.07          4,997,919
       7,000      12/09/03 .................       1.08          6,992,440
       7,000      1/28/04 ..................       1.10          6,981,606
                  Edison Asset Securities
       7,000      1/22/04 (a) ..............       1.03          6,982,889
       7,000      2/02/04 (a) ..............       1.09          6,980,536
                  Fortis Funding
       5,000      11/19/03 (a) .............       1.05          4,997,667
                  Galaxy Funding
       5,000      12/08/03 (a) .............       1.08          4,994,750
                  General Electric
                  Capital Services
       20,000     12/15/03 .................       1.09         19,974,567
                  Goldman Sachs Group
       9,000      11/17/03 (a) .............       1.03          8,996,395
                  Hamburg Landesbank
       3,000      2/27/04 ..................       1.11          2,988,883
                  HBOS Treasury Services
                  (Hali-Bkscot) PLC
      15,000      12/10/03 .................       1.08         14,983,350
      15,000      12/16/03 .................       1.08         14,980,740
       8,000      1/27/04 ..................       1.11          7,979,128
       5,000      2/09/04 ..................       1.09          4,985,164
                  HSBC (Hong Kong
                  Sh-Republic) PLC
      10,000      11/10/03 .................       1.06          9,997,939
      12,000      12/15/03 .................       1.08         11,984,880
                  ING Funding LLC
       5,000      2/05/04 ..................       1.09          4,985,769
                  JP Morgan Chase
       5,000      1/15/04 ..................       1.10          4,988,847
                  Kitty Hawk Funding
       5,000      11/24/03 (a) .............       1.05          4,996,938
                  Landesbank
                  Baden-Wurttemberg
       7,000      11/14/03 .................       1.05          6,997,754
                  Landesbank Schleswig-
                  Holstein Giroze
       6,000      11/03/03 .................       1.24          6,000,000
       6,000      11/17/03 .................       1.20          5,997,200
                  Newport Funding
       6,000      11/20/03 (a) .............       1.05          5,997,025
                  Nordea L/B
                  Luxembourg
       5,000      11/26/03 .................       1.05          4,996,646
       5,000      12/09/03 .................       1.07          4,994,650
                  Nordea North America
      11,000      12/03/03 .................       1.05         10,990,375
       6,000      12/11/03 .................       1.02          5,993,540
                  Nordeutsche
                  Landesbank
       7,000      2/10/04 ..................       1.10          6,978,921
       7,000      3/10/04 ..................       1.11          6,972,498
                  Northern Rock PLC
      11,000      1/13/04 ..................       1.12         10,975,702
       5,000      2/17/04 ..................       1.11          4,983,658
                  Preferred Receivables
                  Funding Corp.
      14,000      11/03/03 (a) .............       1.08         14,000,000
                  Private Export Funding
      24,000      11/25/03 (a) .............       1.12         23,983,573
                  Prudential PLC
       9,000      12/03/03 .................       1.05          8,992,125
       3,000      1/20/04 ..................       1.10          2,992,850
                  Santander Finance
                  Delaware
       7,000      1/30/04 ..................       1.11          6,981,007
                  Scaldis Capital LLC
       9,552      3/24/04 (a) ..............       1.10          9,510,555
                  Sheffield Receivables
       5,810      12/10/03 (a) .............       1.08          5,803,551

                      AllianceBernstein Institutional Reserves - Trust Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  Shell Finance (UK)
$      8,000      3/08/04 ..................       1.10%      $  7,969,200
                  Sigma Finance, Inc.
      10,000      12/02/03 (a) .............       1.07          9,991,381
                  Societe Generale
                  North America
       4,000      11/10/03 .................       1.02          3,999,207
       7,000      12/11/03 .................       1.10          6,991,872
                  Triple A1 Funding
       5,000      11/21/03 (a) .............       1.06          4,997,350
                  Westpac Capital
       6,000      12/09/03 .................       1.03          5,993,820
                  Westpac Trust
       3,000      11/10/03 .................       1.15          2,999,329
                  Yorktown Capital
      10,000      11/21/03 (a) .............       1.05          9,994,750
                                                              ------------
                  Total Commercial Paper
                  (amortized cost
                  $526,414,442 .............                   526,414,442
                                                              ------------
                  U.S. GOVERNMENT
                  AGENCY
                  OBLIGATIONS-30.0%
                  Federal Home Loan
                  Bank
      10,000      1.225%, 7/06/04 ..........       1.23         10,000,000
      29,000      0.995%, 8/25/04 FRN ......       1.03         28,991,738
      12,000      1.43%, 9/22/04 ...........       1.43         12,000,000
      60,000      1.01%, 9/27/04 FRN .......       1.05         59,978,343
                  Federal Home Loan
                  Mortgage Corp.
      10,000      1.08%, 11/13/03 ..........       1.08          9,997,000
      15,000      1.08%, 11/20/03 ..........       1.08         14,992,350
      20,000      1.08%, 12/01/03 ..........       1.08         19,983,200
      39,000      1.075%, 12/10/03 .........       1.08         38,956,936
      12,000      1.08%, 12/15/03 ..........       1.08         11,984,880
      10,000      1.08% 12/18/03 ...........       1.08          9,986,500
       5,000      1.09%, 2/05/04 ...........       1.09          4,985,769
       3,000      1.085%, 2/19/04 ..........       1.09          2,990,235
      10,000      1.10%, 2/27/04 ...........       1.10          9,964,556
      12,000      1.17%, 8/20/04 ...........       1.17         12,000,000
                  Federal National
                  Mortgage Association
       5,000      1.07%, 12/01/03 ..........       1.07          4,995,839
       5,000      1.07%, 12/08/03 ..........       1.07          4,994,799
       5,000      1.07%, 12/15/03 ..........       1.07          4,993,758
       5,000      1.07%, 12/22/03 ..........       1.07          4,992,718
       5,000      1.07%, 12/29/03 ..........       1.07          4,991,678
       5,000      1.14%, 3/01/04 ...........       1.14          4,981,158
       5,000      1.14%, 3/08/04 ...........       1.14          4,980,050
       5,000      1.14%, 3/15/04 ...........       1.14          4,978,942
      10,000      1.14%, 4/21/04 ...........       1.14          9,946,167
      10,000      1.11%, 7/06/04 ...........       1.11         10,000,000
      13,000      1.038%, 10/28/04 FRN .....       1.08         12,994,885
      32,000      1.046%, 2/11/05 FRN ......       1.07         31,991,815
                                                              ------------
                  Total U.S. Government
                  Agency Obligations
                  (amortized cost
                  $351,653,316 .............                   351,653,316
                                                              ------------
                  CERTIFICATES
                  OF DEPOSIT-18.8%
                  Bank of Nova Scotia
        19,000    1.03%, 11/24/03 ..........       1.03         19,000,000
                  Bayer Landesbank
         9,000    1.11%, 3/18/04 FRN .......       1.10          9,000,458
                  Credit Agricole
                  Indosuez
        20,000    1.06%, 11/03/03 ..........       1.06         20,000,000
         9,000    1.11%, 2/11/04 ...........       1.10          9,000,219
                  Deutsche Bank
        15,000    1.03%, 12/31/03 ..........       1.04         14,999,755
                  Dexia CLF
        10,000    1.05%, 12/02/03 (a) ......       1.05         10,000,000
                  First Tennesse Bank
        11,000    1.05%, 11/17/03 ..........       1.05         11,000,000
                  HSH Nordbank
         7,000    1.07%, 12/23/03 ..........       1.07          7,000,000
         7,000    1.09%, 12/26/03 ..........       1.09          7,000,000
                  Landesbank
                  Baden-Wurttemberg
         7,000    1.06%, 11/24/03 ..........       1.06          7,000,020
                  Natexis Banque
                  New York Branch
         7,000    1.095%, 1/20/04 ..........       1.10          7,000,000
        10,000    1.10%, 1/21/04 ...........       1.10         10,000,000
                  Nordeutsche
                  Landesbank,
                  Luxembourg
         5,000    1.18%, 11/12/03 ..........       1.18          5,000,000
         4,000    1.07%, 12/10/03 ..........       1.07          4,000,000
         3,500    1.11%, 2/17/04 ...........       1.11          3,500,000
                  Rabo Bank
         7,000    1.14%, 12/05/03 ..........       1.13          7,000,061
                  San Paolo IMI
         8,000    1.18%, 12/04/03 ..........       1.18          8,000,000
                  State Street Bank
                  & Trust
        10,000    1.05%, 12/18/03 ..........       1.05         10,000,000
                  Svenska Handelsbanken
         7,000    1.10%, 1/26/04 ...........       1.10          7,000,000
                  Toronto Dominion Bank
         5,000    1.085%, 12/15/03 .........       1.07          5,000,079
                  Unicredito Italiano
         4,000    1.035%, 12/03/03 .........       1.04          4,000,000
                  Wells Fargo Bank
         3,000    1.06%, 11/17/03 ..........       1.05          3,000,011
        12,000    1.06%, 11/25/03 ..........       1.06         12,000,000
                  Westdeutsche
                  Landesbank
        10,000    1.11%, 2/27/04 ...........       1.11         10,000,000
        11,000    1.14%, 3/29/04 ...........       1.14         11,000,000
                                                              ------------
                  Total Certificates
                  of Deposit
                  (amortized cost
                  $220,500,603 .............                   220,500,603
                                                              ------------

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                                           Reserves - Trust Portfolio
================================================================================

   Principal
    Amount
     (000)        Security                        Yield                  Value
------------------------------------------------------------------------------

                  CORPORATE
                  OBLIGATIONS-6.5%
                  Beta Finance, Inc.
$      6,000      1.085%, 2/05/04
                  FRN (a) ..................       1.09%       $     6,000,000
                  Canadian Imperial
                  Bank of Commerce
       6,000      1.07%, 11/28/03 FRN ......       1.07              6,000,000
                  Centauri Corp.
                  USA, Inc.
       6,000      1.09%, 1/30/04
                  FRN MTN (a) ..............       1.09              6,000,000
       5,000      1.062%, 5/12/04
                  FRN MTN (a) ..............       1.06              4,999,935
                  Chase Bank USA
      10,000      1.08%, 7/07/04 FRN .......       1.08             10,000,000
                  Dorada Finance, Inc.
       6,000      1.08%, 2/18/04
                  FRN (a) ..................       1.08              6,000,000
                  European Investment
                  Bank
       4,000      4.75%, 4/26/04 ...........       1.23              4,066,607
                  K2 (USA) LLC
      10,000      1.10%, 1/26/04
                  FRN (a) ..................       1.10             10,000,000
       5,000      1.09%, 2/12/04
                  FRN (a) ..................       1.09              5,000,000
       5,000      1.09%, 2/17/04
                  FRN (a) ..................       1.09              5,000,000
                  Sigma Finance, Inc.
       6,000      1.09%, 4/05/04
                  FRN MTN (a) ..............       1.10              5,999,746

       7,000      1.09%, 7/16/04
                  FRN MTN (a) ..............       1.10              6,999,512
                                                               ---------------
                  Total Corporate
                  Obligations
                  (amortized cost
                  $76,065,800)                                      76,065,800
                                                               ---------------
                  TIME DEPOSIT-0.7%
                  Royal Bank of Canada
       7,800      1.05%, 11/03/03
                  (amortized cost
                  $7,800,000)...............       1.05              7,800,000
                                                               ---------------
                  TOTAL
                  INVESTMENTS-100.9%
                  (amortized cost
                  $1,182,434,161) ..........                     1,182,434,161
                  Other assets less
                  liabilities-(0.9%) .......                       (10,046,456)
                                                               ---------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  1,172,394,041 Class A
                  outstanding) .............                   $ 1,172,387,705
                                                               ===============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003 (unaudited)                        Reserves - Tresury Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  U.S. GOVERNMENT
                  OBLIGATIONS-99.9%
                  U.S. TREASURY
                  BILLS-82.3%
$      37,000     11/13/03 .................       0.91%     $  36,990,718
       27,500     11/06/03 .................       0.92         27,497,901
       23,000     12/11/03 .................       0.92         22,977,512
       65,000     12/26/03 .................       0.92         64,911,593
        7,000     1/02/04 ..................       0.93          6,989,208
       20,000     11/28/03 .................       0.93         19,987,083
        5,000     1/15/04 ..................       0.94          4,990,520
       35,000     11/20/03 .................       0.94         34,984,697
        5,000     12/18/03 .................       0.94          4,994,156
       38,000     12/04/03 .................       0.97         37,968,864
        5,000     2/12/04 ..................       0.97          4,986,533
        3,000     3/18/04 ..................       0.98          2,988,950
        2,000     3/25/04 ..................       0.99          1,992,215
        5,000     2/05/04 ..................       1.03          4,986,618
                                                             -------------
                                                               277,246,568
                                                             -------------
                  U.S. TREASURY
                  NOTES-17.6%
       25,000     12/31/03 .................       0.93         25,090,113
        5,000     1/31/04 ..................       1.05          5,023,275
        6,000     4/30/04 ..................       1.06          6,067,334
       12,000     6/30/04 ..................       1.19         12,130,529
       11,000     8/31/04 ..................       1.29         11,073,751
                                                             -------------
                                                                59,385,002
                                                             -------------
                  Total U.S. Government
                  Obligations
                  (amortized cost
                  $336,631,570)                                336,631,570
                                                             -------------
                  TOTAL
                  INVESTMENTS-99.9%
                  (amortized cost
                  $336,631,570).............                   336,631,570
                  Other assets less
                  liabilities-0.1% .........                       414,660
                                                             -------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  159,706,026 Class A shares,
                  52,406,678 Class B shares
                  and 124,897,557 Class C
                  shares outstanding) ......                  $337,046,230
                                                              ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
October 31, 2003(unaudited)              Reserves - Calfornia Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  MUNICIPAL
                  BONDS-76.9%
                  CALIFORNIA-73.9%
                  ABAG Finance
                  Authority COP
$      2,535      (Harker School
                  Foundation)
                  Series '98 VRDN
                  1/01/23 (d) ..............       1.05%      $  2,535,000
                  Alameda County IDR
       1,775      (Heat & Control, Inc.
                  Project)
                  Series '95A AMT VRDN
                  11/01/25 (d) .............       1.15          1,775,000
                  Big Bear Lake IDR
       1,500      (Southwest Gas Corp.)
                  Series '93A AMT VRDN
                  12/01/28 (d) .............       1.15          1,500,000
                  California Department
                  of Water
      11,050      (Power Supply
                  Revenue Bonds)
                  Series '02C-4 VRDN
                  5/01/22 (d) ..............       1.10         11,050,000
                  California Department
                  of Water
       5,000      (Power Supply
                  Revenue Bonds)
                  Series '02C-9 VRDN
                  5/01/22 (d) ..............       1.10          5,000,000
                  California Department
                  of Water
       1,200      (Power Supply
                  Revenue Bonds)
                  Series '02C-13
                  FSA VRDN
                  5/01/22 (d) ..............       1.10          1,200,000
                  California Economic
                  Development Bank
                  IDR
       3,490      (Fish House Foods, Inc.)
                  Series '99 VRDN AMT
                  9/01/24 (d) ..............       1.15          3,490,000
                  California Health
                  Facilities Financing
                  Authority
       7,400      (Scripps Health)
                  Series '01A VRDN
                  10/01/23 (d) .............       1.05          7,400,000
                  California Pollution
                  Control Finance
                  Authority
       3,000      (Mission Trail
                  Waste Systems)
                  Series '02A
                  AMT VRDN
                  12/01/13 (d) .............       1.15          3,000,000
                  California Pollution
                  Control Finance
                  Authority
       1,885      (Sanco Services LP
                  Project)
                  Series '02A
                  AMT VRDN
                  11/01/32 (d) .............       1.60          1,885,000
                  California Pollution
                  Control Finance
                  Authority
       3,500      (South Lake Refuse
                  Company Project)
                  Series '02A AMT VRDN
                  10/01/17 (d) .............       1.15          3,500,000
                  California Pollution
                  Control Finance
                  Authority
        2,000     (Vanderham Family Trust
                  Project-Koetsier Son)
                  Series '03 AMT VRDN
                  5/01/28 (d) ..............       1.18          2,000,000
                  California Pollution
                  Control Finance
                  Authority
          390     (West Valley
                  Manufacturing Project)
                  Series '97A
                  AMT VRDN
                  6/01/12 (d) ..............       1.60            390,000
                  California Pollution
                  Control Finance
                  Authority SWDR
        2,000     (Bidart Dairy Project)
                  Series '02 AMT VRDN
                  11/01/27 (d) .............       1.18          2,000,000
                  California Pollution
                  Control Finance
                  Authority SWDR
        3,400     (John B. &
                  Ann M. Verwey)
                  Series '03 AMT VRDN
                  5/01/28 (d) ..............       1.10          3,400,000
                  California Pollution
                  Control Finance
                  Authority SWDR
        4,000     (Norcal Waste Systems)
                  Series '02A AMT VRDN
                  7/01/27 (d) ..............       1.10          4,000,000
                  California Pollution
                  Control Finance
                  Authority SWDR
        5,590     (Sunset Waste Paper, Inc.)
                  Series '00A AMT VRDN
                  11/01/20 (d) .............       1.15          5,590,000

                                      AllianceBernstein Institutional Reserves -
                                                    Calfornia Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  California Pollution
                  Control Finance
                  Authority SWDR
$      4,205      (Sunset Waste Paper, Inc.)
                  Series '02A AMT VRDN
                  11/01/11 (d) .............       1.15%      $  4,205,000
                  California School
                  Cash Reserve Program
       9,000      (Pool Bonds)
                  Series '03 AMBAC
                  7/06/04 ..................       1.05          9,057,033
                  California
                  Statewide Community
                  Development Authority
       1,000      (Grundfos Pumps
                  Corp. Project)
                  Series '89 VRDN
                  5/01/09 (d) ..............       1.30          1,000,000
                  California
                  Statewide Community
                  Development Authority
       6,400      (Retirement Community
                  of Davis)
                  Series '98 VRDN
                  11/15/28 (d) .............       1.12          6,400,000
                  California
                  Statewide Community
                  Development Authority
       9,730      (Trinity Children &
                  Family Services)
                  Series '02A VRDN
                  11/01/27 (d) .............       1.00          9,730,000
                  California
                  Statewide Community
                  Development Authority
                  MFHR
       5,760      (Cienega Gardens
                  Apartments)
                  Series '02V AMT VRDN
                  10/01/33 (d) .............       1.18          5,760,000
                  Carlsbad Unified
                  School District COP
       6,000      (School Facility
                  Bridge Funding)
                  FSA VRDN
                  9/01/23 (d) ..............       1.00          6,000,000
                  Fairfield IDA
       3,500      (Aitchison Family
                  Partnership)
                  VRDN
                  4/01/12 (d) ..............       1.10          3,500,000
                  Fremont Public Finance
                  Authority COP
         440      (Family Resource
                  Center) Series '98 VRDN
                  8/01/28 (d) ..............       1.10            440,000
                  Fresno
       2,315      (Trinity Health
                  Credit Group)
                  Series '00C VRDN
                  12/01/30 (d) .............       1.00          2,315,000
                  Grand Terrace
                  Community Development
                  Authority MFHR
       2,000      (Mount Vernon
                  Villas Project)
                  Series '85A VRDN
                  2/15/30 (d) ..............       1.07          2,000,000
                  Long Beach
       1,000      (Southeast Facilities
                  Lease Revenue)
                  Series '95A VRDN
                  12/01/18 (d) .............       1.03          1,000,000
                  Los Angeles COP
       3,000      (Samuel A. Fryer
                  Yavneh Academy)
                  Series '01A VRDN
                  8/01/21 (d) ..............       1.00          3,000,000
                  Los Angeles
                  International Airport
       2,400      Series C2 VRDN
                  5/15/20 (d) ..............       1.05          2,400,000
                  Monrovia
                  Redevelopment Agency
       4,100      (Holiday Inn Hotel Project)
                  Series '84 VRDN
                  12/01/14 (d) .............       1.00          4,100,000
                  Orange County
                  Apartment Development
       8,300      (Trabuco Highlands
                  Apartments)
                  Series '99D VRDN
                  12/01/29 (d) .............       1.05          8,300,000
                  Paramount
                  Unified School District
         950      (Bridge Funding Program)
                  Series '01 FSA VRDN
                  9/01/30 (d) ..............       1.00            950,000
                  Placentia-Yorba Linda
                  Unified School District
                  COP
       6,635      Series '03A VRDN
                  2/01/35 (d) ..............       1.00          6,635,000
                  Rescue Unified School
                  District COP FSA
       5,355      VRDN
                  10/01/25 (d) .............       1.00          5,355,000
                  Riverside County
                  Housing Authority
                  MFHR
       2,750      (Concord Square
                  Apartments)
                  Series '00A VRDN
                  12/15/30 (d) .............       1.10          2,750,000

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                              Reserves - Calfornia Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                   Yield            Value
-----------------------------------------------------------------------

                  Sacramento Sanitation
                  District
  $       480     (Sacramento Regional)
                  Series '00 VRDN
                  12/01/30 (d) .............      1.00%    $    480,000
                  San Bernardino County
                  COP
       12,100     (Control Refinancing
                  Project)
                  Series '96 VRDN
                  7/01/15 (d) ..............      1.10       12,100,000
                  San Bernardino County
                  HFA MFHR
        4,100     (Mountain View
                  Apartments)
                  Series '97A VRDN
                  3/01/27 (d) ..............      1.05       4,100,000
                  San Diego County &
                  School District TRAN
        2,500     Series '03B
                  6/30/04 ..................      1.07       2,511,027
                  San Diego County COP
        1,000     (Friends of
                  Chabad Lubavitch)
                  Series '03 VRDN
                  1/01/23 (d) ..............      1.10       1,000,000
                  San Diego
                  Unified School District
        3,500     Series '03-'04A
                  6/30/04 ..................      1.07       3,521,113
                  San Francisco County
        4,545     (Orlando Cepeda Place
                  Apartments)
                  Series '00D AMT VRDN
                  11/01/33 (d) .............      1.20       4,545,000
                  Santa Clara County
        1,700     (The Fountain Project)
                  Series '03A VRDN
                  7/01/33 (d) ..............      1.05       1,700,000
                  Saratoga School District
        3,000     (Bridge Funding Project)
                  Series '01 FSA VRDN
                  9/01/26 (d) ..............      1.00       3,000,000
                  Simi Valley MFHR
        5,000     (Shadowridge Apartments)
                  Series '89 VRDN
                  9/01/19 (d) ..............      1.10       5,000,000
                  Walnut Creek MFHR
        2,700     (Creekside Drive
                  Apartments)
                  Series '85A VRDN
                  4/01/07 (d) ..............      0.95       2,700,000
                  Western Placer COP
        4,000     (School Facilities Project)
                  Series '03 VRDN
                  8/01/23 (d) ..............      1.05       4,000,000
                                                          ------------
                                                           189,269,173
                                                          ------------
                  PUERTO RICO-3.0%
                  Puerto Rico Highway &
                  Transportation AMBAC
        7,500     Series '98A VRDN
                  7/01/28 (d) ..............      1.00       7,500,000
                                                          ------------
                  Total Municipal Bonds
                  (amortized cost
                  $196,769,173) ............               196,769,173
                                                          ------------
                  COMMERCIAL PAPER-22.3%
                  CALIFORNIA-19.1%
                  California Infrastructure
                  & Economic Development
                  Bank
        7,300     (Salvation Army
                  West Territory)
                  Series '01
                  1/28/04 ..................      1.08       7,300,000
                  California State
                  University Institute
                  Series '01A CP Notes
        6,000     12/01/03 .................      0.85       6,000,000
        1,855     12/01/03 .................      0.87       1,855,000
        2,500     12/09/03 .................      0.88       2,500,000
        1,800     2/10/04 ..................      0.93       1,800,000
                  Los Angeles County
        3,000     (Capital Asset
                  Leasing Corp.)
                  Series '97
                  11/03/03 .................      0.85       3,000,000
                  Los Angeles County MTA
        1,800     (Second Subordinate
                  Sales Tax)
                  Series A
                  11/13/03 .................      0.80       1,800,000
                  Los Angeles
                  International Airport
        5,700     Series '02A
                  2/12/04 ..................      0.90       5,700,000
                  Orange County
                  Water District
        1,000     Series '94
                  11/03/03 .................      0.85       1,000,000
                  San Diego County
        2,000     (Teeter Obligation)
                  Series B-1
                  12/01/03 .................      0.90       2,000,000
                  San Gabriel Valley
                  (Alameda Corridor
                  Construction Project)
                  Series '01 GAN
        2,000     12/09/03 .................      0.90       2,000,000
        6,800     12/11/03 .................      0.85       6,800,000
                  University of California
        1,000     (Board of Regents)
                  1/12/04 ..................      0.98       1,000,000

STATEMENT OF NET ASSETS                          AllianceBernstein Institutional
(continued)                              Reserves - Calfornia Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  Ventura Public Finance
                  Authority
$      6,200      Series '98 Lease Revenue
                  CP Notes
                  12/12/03 .................       0.90%      $  6,200,000
                                                              ------------
                                                                48,955,000
                                                              ------------
                  PUERTO RICO-3.2%
                  Puerto Rico Government
                  Development Bank
       3,159      1/21/04 ..................       0.90          3,159,000
       5,000      2/05/04 ..................       0.95          5,000,000
                                                              ------------
                                                                 8,159,000
                                                              ------------
                  Total Commercial Paper
                  (amortized cost
                  $57,114,000)..............                    57,114,000
                                                              ------------

                                                                     Value
--------------------------------------------------------------------------

                  TOTAL
                  INVESTMENTS-99.2%
                  (amortized cost
                  $253,883,173).............                  $253,883,173
                  Other assets less
                  liabilities-0.8%..........                     2,137,925
                                                              ------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  57,895,619 Class A shares,
                  111,609,773 Class B shares
                  and 86,533,030 Class C
                  shares outstanding) ......                  $256,021,098
                                                              ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 26.

See notes to financial statements.

STATEMENT OF NET ASSETS               AllianceBernstein Institutional Reserves -
October 31, 2003(unaudited)                          New York Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  MUNICIPAL
                  BONDS-76.8%
                  NEW YORK-76.4%
                  Albany IDA
$      1,580      (Institute of
                  History & Art)
                  Series 99A
                  6/01/04 (d) ..............       1.07%      $  1,580,000
                  Chenango County IDA
       4,155      (Grace View Manor
                  Nursing)
                  Series 03
                  2/01/29 (d) ..............       1.05          4,155,000
                  Clarkstown
                  Central School District
       1,000      (Tax Anticipation Notes)
                  Series 03-04
                  6/24/04 ..................       1.05          1,001,255
                  East Ramapo
                  Central School District
       1,000      (Revenue Anticipation
                  Notes)
                  Series 03
                  6/25/04 ..................       1.05          1,001,892
                  Fulton County IDA
         640      (Fiber Conversion, Inc.)
                  Series 95A AMT
                  6/01/05 (d) ..............       1.10            640,000
                  Long Island
                  Power Authority
       2,500      (Electric Systems Revenue)
                  SubSeries 98-3B
                  5/01/33 (d) ..............       1.17          2,500,000
                  Metropolitan
                  Transportation Authority
       4,000      Series 02-D2
                  11/01/32 (d) .............       1.10          4,000,000
                  Monroe County IDA
       2,300      (Canal Ponds Park)
                  Series 95D
                  6/15/16 (d) ..............       1.20          2,300,000
                  Monroe County IDA
       1,200      (St. Ann's Nursing Home)
                  Series 00
                  7/01/30 (d) ..............       0.99          1,200,000
                  Nassau County Interim
                  Finance Authority
       4,150      Series 02A
                  11/15/22 (d) .............       1.02          4,150,000
                  New York City Revenue
                  Anticipation Notes
       5,000      Series 03-04
                  4/15/04 ..................       0.94          5,023,609
                  New York City GO
       4,300      SubSeries A5
                  8/01/16 (d) ..............       1.15          4,300,000
                  New York City GO
       1,900      SubSeries E4
                  8/01/21 (d) ..............       1.15          1,900,000
                  New York City GO
       1,700      SubSeries E4
                  8/01/22 (d) ..............       1.15          1,700,000
                  New York City GO
       6,300      SubSeries J2
                  2/15/16(d) ...............       1.05          6,300,000
                  New York City IDA
       3,000      (Planned Parenthood
                  Project)
                  Series 02
                  7/01/18 (d) ..............       1.00          3,000,000
                  New York City IDA
         345      (P.S. Pibbs, Inc. Project)
                  Series 01 AMT
                  6/01/21 (d) ..............       1.10            345,000
                  New York City IDA
       3,890      (Stock Exchange Project)
                  Series 03B
                  5/01/33 (d) ..............       1.00          3,890,000
                  New York City
                  Municipal Water
                  Finance Authority
         500      (Water & Sewer System
                  Revenue)
                  Series 94C FGIC
                  6/15/23 (d) ..............       1.15            500,000
                  New York City
                  Municipal Water
                  Finance Authority
       3,000      (Water & Sewer System
                  Revenue)
                  Series 95A FGIC
                  6/15/25 (d) ..............       1.17          3,000,000
                  New York City TFA
       2,000      (Future Tax Secured)
                  Series 01C
                  2/01/32 (d) ..............       1.03          2,000,000
       1,400      Series 03-3E
                  11/01/22 (d) .............       1.12          1,400,000
                  New York City TFA
                  (Recovery Bonds)
       2,000      Series 03-1A
                  11/01/22 (d) .............       1.02          2,000,000
       3,390      Series 03-2C
                  11/01/22 (d) .............       1.10          3,390,000
                  New York State
                  Dormitory Authority
         440      (Beverwyck, Inc. Project)
                  Series 95
                  7/01/25 (d) ..............       1.15            440,000
                  New York State
                  Dormitory Authority
       1,500      (Rockefeller University)
                  Series 02A
                  7/01/32 (d) ..............       1.00          1,500,000

                                      AllianceBernstein Institutional Reserves -
                                                     New York Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------

                  New York State
                  Dormitory Authority
$      5,000      (Teresian House)
                  Series 03
                  7/01/33(d) ...............       1.05%      $  5,000,000
                  New York State
                  Thruway Authority
       1,250      (Highway & Bridge
                  Trust Fund)
                  Series 01B MBIA
                  4/01/04 ..................       1.05          1,262,444
                  New York State
                  Thruway Authority
         500      (Highway & Bridge
                  Trust Fund)
                  Series 02A
                  4/01/04 ..................       1.05            508,025
                  New York State
                  Local Government
                  Assistance Corp.
       1,800      Series 94B
                  4/01/23 (d) ..............       1.00          1,800,000
                  New York State
                  Local Government
                  Assistance Corp.
       1,800      Series 95F
                  4/01/25 (d) ..............       1.00          1,800,000
                  Port Authority of
                  New York & New Jersey
       1,200      (Versatile Structure)
                  Series 95-3
                  6/01/20 (d) ..............       1.15          1,200,000
                  Suffolk County IDA
       1,500      (ADP, Inc. Project)
                  Series 97
                  4/01/18 (d) ..............       1.35          1,500,000
                  Triborough Bridge &
                  Tunnel Authority
       2,000      (Special Obligation)
                  Series 00D FSA
                  1/01/31 (d) ..............       1.10          2,000,000
                  Vestal GO BAN
       1,210      Series 03-04
                  7/16/04 ..................       1.05          1,215,822
                  Warren & Washington
                  Counties IDA
       5,570      (Glen At Hiland
                  Meadows Project)
                  Series 00
                  12/15/30(d) ..............       1.00          5,570,000
                  Westchester County
                  IDA
       2,000      (Catharine Field Home)
                  Series 01
                  1/01/31(d) ...............       1.05          2,000,000
                  Westchester County
                  IDA
       3,100      (Hunterbrook Ridge)
                  Series 01
                  1/01/31 (d) ..............       1.05          3,100,000
                                                              ------------
                                                                90,173,047
                                                              ------------
                  PUERTO RICO-0.4%
                  Puerto Rico Highway &
                  Transportation Authority
         500      Series 98A AMBAC
                  7/01/28 (d) ..............       1.00            500,000
                                                              ------------
                  Total Municipal Bonds
                  (amortized cost
                  $90,673,047)                                   90,673,047
                                                              ------------
                  COMMERCIAL
                  PAPER-22.2%
                  NEW YORK-18.7%
                  Cornell University
       2,200      12/12/03 .................       0.90          2,200,000
                  Metropolitan Transit
                  Authority BAN
                  (Transit Fac
                  Special Obligation)
       2,500      3/25/04 ..................       0.95          2,500,000
       2,500      3/26/04 ..................       0.95          2,500,000
                  New York City
                  Municipal Water
                  Authority
       2,000      Series 5A
                  1/12/04 ..................       0.92          2,000,000
                  New York State
                  Dormitory Authority
       4,300      (Mt. Sinai School
                  of Medicine)
                  Series 2000
                  2/12/04 ..................       0.90          4,300,000
                  New York State GO
                  (Enviromental Quality)
                  Series 98A
       2,000      11/03/03 .................       0.85          2,000,000
       1,000      1/08/04 ..................       0.95          1,000,000
                  New York State
                  Power Authority
       1,555      1/14/04 ..................       0.95          1,555,000
                  Port Authority of
                  New York & New Jersey
                  Series 00A AMT
       2,000      11/12/03 .................       0.85          2,000,000
       2,000      12/01/03 .................       0.88          2,000,000
                                                              ------------
                                                                22,055,000
                                                              ------------

STATEMENT OF NET ASSETS               AllianceBernstein Institutional Reserves -
(continued)                                          New York Tax-Free Portfolio
================================================================================

   Principal
    Amount
     (000)        Security (c)                    Yield              Value
--------------------------------------------------------------------------
                  PUERTO RICO-3.5%
                  Puerto Rico Government
                  Development Bank
   $     700      12/10/03..................       0.98%       $   700,000
       2,303      12/15/03..................       0.95          2,303,000
       1,187      2/11/04...................       0.95          1,187,000
                                                               -----------
                                                                 4,190,000
                                                               -----------
                  Total Commercial Paper
                  (amortized cost
                  $26,245,000) .............                    26,245,000
                                                               -----------

                                                                     Value
--------------------------------------------------------------------------
                  TOTAL
                  INVESTMENTS-99.0%
                  (amortized cost
                  $116,918,047).............                  $116,918,047
                  Other assets less
                  liabilities-1.0%..........                     1,203,430
                                                              ------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  67,702,388 Class A shares,
                  41,732,300 Class B shares,
                  8,694,530 Class C shares
                  outstanding) .............                  $118,121,477
                                                              ============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At October 31, 2003, these securities amounted to $755,441,824 representing 28.1% of net assets in the Prime Portfolio, and $294,167,928 representing 25.1% of net assets in the Trust Portfolio.

(b)   Repurchase agreement which is terminable within 7 days.

(c) All securities either mature or their interest rate changes in 397 days or less.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
COP     Certificate of Participation
EDA     Economic Development Authority
FGIC    Financial Guaranty Insurance Company
FMAC    Federal Mortgage Association Corporation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance, Inc.
GAN     Grant Anticipation Note
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Housing Finance Agency / Authority
IDA     Industrial Development Agency/Authority
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MTN     Medium Term Note
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Note
SWDR    Solid Waste Disposal Revenue
TFA     Transitional Finance Authority
TRAN    Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS                          AllianceBernstein Institutional
Six Months Ended October 31, 2003 (unaudited)                           Reserves
================================================================================


                                                        PRIME          GOVERNMENT        TAX-FREE
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ============     ============     ============
INVESTMENT INCOME
    Interest ....................................    $ 18,003,736     $  6,936,254     $  6,758,507
                                                     ------------     ------------     ------------
EXPENSES
    Advisory fee (Note B) .......................       3,090,716        1,225,440        1,308,351
    Distribution fee--Class B ...................         593,209          180,235          330,583
    Distribution fee--Class C ...................         682,402          227,680          284,278
    Custodian ...................................         178,335          119,632          114,991
    Registration fees ...........................          93,104           82,456           89,250
    Printing ....................................          36,037            9,475           13,548
    Transfer agency .............................          14,833          107,169           14,145
    Audit and legal fees ........................          14,634           24,005           27,367
    Directors' fees .............................           1,750            1,750            1,750
    Miscellaneous ...............................          24,925           14,508           14,714
                                                     ------------     ------------     ------------
    Total expenses ..............................       4,729,945        1,992,350        2,198,977
    Less: expense offset arrangement (see Note B)            (368)          (3,750)             (54)
    Less: expense reimbursement .................        (363,250)        (355,245)        (275,701)
                                                     ------------     ------------     ------------
    Net expenses ................................       4,366,327        1,633,355        1,923,222
                                                     ------------     ------------     ------------
    Net investment income .......................      13,637,409        5,302,899        4,835,285
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment transactions          (13,704)         (10,032)              -0-
                                                     ------------     ------------     ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ......................................    $ 13,623,705     $  5,292,867     $  4,835,285
                                                     ============     ============     ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

                                                                        CALIFORNIA       NEW YORK
                                           TRUST         TREASURY        TAX-FREE        TAX-FREE
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        ===========     ===========     ===========     ===========
INVESTMENT INCOME
    Interest .......................    $ 7,548,427     $ 1,677,165     $ 1,386,849     $   580,011
                                        -----------     -----------     -----------     -----------
EXPENSES
    Advisory fee (Note B) ..........      2,924,076         304,618         279,132         119,706
    Distribution fee--Class B ......             -0-         30,827          58,822          20,555
    Distribution fee--Class C ......             -0-        109,742         145,187          13,811
    Custodian ......................        119,423          60,568          62,601          50,391
    Audit and legal fees ...........         28,528          25,583          26,953          28,502
    Printing .......................         23,701           3,534           4,120           5,735
    Registration fees ..............          2,976           4,275           3,419             337
    Transfer agency ................          2,284          15,480           9,977          10,264
    Directors' fees ................          1,750           1,750           1,750           1,750
    Miscellaneous ..................         16,389          11,937          12,243           6,597
                                        -----------     -----------     -----------     -----------
    Total expenses .................      3,119,127         568,314         604,204         257,648
    Less: expense offset arrangement
        (see Note B) ...............           (114)            (10)            (25)             -0-
    Less: expense reimbursement ....             -0-       (123,133)       (121,038)       (103,576)
                                        -----------     -----------     -----------     -----------
    Net expenses ...................      3,119,013         445,171         483,141         154,072
                                        -----------     -----------     -----------     -----------
    Net investment income ..........      4,429,414       1,231,994         903,708         425,939
REALIZED LOSS ON
INVESTMENTS
    Net realized loss on investment
        transactions ...............         (7,403)         (1,869)             -0-             -0-
                                        -----------     -----------     -----------     -----------
NET INCREASE IN NET ASSETS
FROM OPERATIONS ....................    $ 4,422,011     $ 1,230,125     $   903,708     $   425,939
                                        ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS      AllianceBernstein Institutional Reserves
================================================================================

                                                  PRIME PORTFOLIO                       GOVERNMENT PORTFOLIO
                                        ===================================     ===================================
                                          Six Months                              Six Months
                                             Ended                                   Ended
                                        October 31, 2003      Year Ended        October 31, 2003      Year Ended
                                          (unaudited)       April 30, 2003        (unaudited)       April 30, 2003
                                        ================    ===============     ================    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income ..........    $    13,637,409     $    51,725,102     $     5,302,899     $    17,108,164
    Net realized gain (loss) on
        investment transactions ....            (13,704)            101,023             (10,032)             20,507
                                        ---------------     ---------------     ---------------     ---------------
    Net increase in net assets from
        operations .................         13,623,705          51,826,125           5,292,867          17,128,671
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
    Net investment income
        Class A ....................         (6,559,560)        (28,117,035)         (3,194,055)         (9,835,854)
        Class B ....................         (5,112,710)        (17,022,533)         (1,488,006)         (5,022,693)
        Class C ....................         (1,965,139)         (6,585,534)           (620,838)         (2,249,617)
    Net capital gains
        Class A ....................                 -0-            (45,179)                 -0-                 -0-
        Class B ....................                 -0-            (47,739)                 -0-                 -0-
        Class C ....................                 -0-            (17,186)                 -0-                 -0-
CAPITAL STOCK
TRANSACTIONS
    Net decrease ...................       (270,412,307)     (1,730,873,298)       (290,007,449)        (44,736,393)
                                        ---------------     ---------------     ---------------     ---------------
    Total decrease .................       (270,426,011)     (1,730,882,379)       (290,017,481)        (44,715,886)
NET ASSETS
    Beginning of period ............      2,957,683,379       4,688,565,758       1,295,704,146       1,340,420,032
                                        ---------------     ---------------     ---------------     ---------------
    End of period ..................    $ 2,687,257,368     $ 2,957,683,379     $ 1,005,686,665     $ 1,295,704,146
                                        ===============     ===============     ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

                                                  TAX-FREE PORTFOLIO                        TRUST PORTFOLIO
                                          ===================================     ===================================
                                            Six Months                              Six Months
                                               Ended                                   Ended
                                          October 31, 2003      Year Ended        October 31, 2003      Year Ended
                                            (unaudited)       April 30, 2003        (unaudited)       April 30, 2003
                                          ================    ===============     ================    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income ............    $     4,835,285     $    13,679,472     $     4,429,414     $    13,191,202
    Net realized gain (loss) on
        investment transactions ......                 -0-            (48,577)             (7,403)              7,645
                                          ---------------     ---------------     ---------------     ---------------
    Net increase in net assets from
        operations ...................          4,835,285          13,630,895           4,422,011          13,198,847
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
        Class A ......................         (1,753,851)         (5,191,465)         (4,429,414)        (13,191,202)
        Class B ......................         (2,411,159)         (6,911,289)                 -0-                 -0-
        Class C ......................           (670,275)         (1,576,718)                 -0-                 -0-
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) ..........        157,532,153        (294,309,309)        (35,602,549)        148,621,584
                                          ---------------     ---------------     ---------------     ---------------
    Total increase (decrease) ........        157,532,153        (294,357,886)        (35,609,952)        148,629,229
NET ASSETS
    Beginning of period ..............      1,113,424,025       1,407,781,911       1,207,997,657       1,059,368,428
                                          ---------------     ---------------     ---------------     ---------------
    End of period ....................    $ 1,270,956,178     $ 1,113,424,025     $ 1,172,387,705     $ 1,207,997,657
                                          ===============     ===============     ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                        AllianceBernstein Institutional Reserves
================================================================================

                                                   TREASURY PORTFOLIO                CALIFORNIA TAX-FREE PORTFOLIO
                                          ===================================     ===================================
                                            Six Months                              Six Months
                                               Ended                                   Ended
                                          October 31, 2003      Year Ended        October 31, 2003      Year Ended
                                            (unaudited)       April 30, 2003        (unaudited)       April 30, 2003
                                          ================    ===============     ================    ===============
INCREASE IN NET ASSETS
FROM OPERATIONS
    Net investment income ............    $     1,231,994     $     3,685,697     $       903,708     $     2,366,594
    Net realized gain (loss) on
        investment transactions ......             (1,869)             10,322                  -0-                930
                                          ---------------     ---------------     ---------------     ---------------
    Net increase in net assets from
        operations ...................          1,230,125           3,696,019             903,708           2,367,524
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM
    Net investment income
        Class A ......................           (702,593)         (2,049,021)           (184,158)           (498,582)
        Class B ......................           (246,335)           (567,735)           (415,071)           (860,962)
        Class C ......................           (283,065)         (1,068,941)           (323,153)         (1,007,050)
    Net capital gains
        Class A ......................            (61,045)            (12,472)                 -0-                 -0-
        Class B ......................            (10,885)             (2,224)                 -0-                 -0-
        Class C ......................            (16,290)             (3,328)                 -0-                 -0-
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) ..........         93,583,690        (145,793,232)         (9,562,144)         85,608,265
                                          ---------------     ---------------     ---------------     ---------------
    Total increase (decrease) ........         93,493,602        (145,800,934)         (9,580,818)         85,609,195
NET ASSETS
    Beginning of period ..............        243,552,628         389,353,562         265,601,916         179,992,721
                                          ---------------     ---------------     ---------------     ---------------
    End of period ....................    $   337,046,230     $   243,552,628     $   256,021,098     $   265,601,916
                                          ===============     ===============     ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

                                                              NEW YORK
                                                              TAX-FREE
                                                              PORTFOLIO
                                                  ===================================
                                                     Six Months
                                                       Ended
                                                  October 31, 2003       Year Ended
                                                    (unaudited)       April 30, 2003
                                                  ================    ===============
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ....................    $       425,939     $       719,412
                                                  ---------------     ---------------
    Net increase in net assets from operations            425,939             719,412
DIVIDENDS TO SHAREHOLDERS FROM
    Net investment income
        Class A ..............................           (265,789)           (355,776)
        Class B ..............................           (138,321)           (287,827)
        Class C ..............................            (29,570)            (75,809)
CAPITAL STOCK TRANSACTIONS
    Net increase .............................         34,802,572          40,507,139
                                                  ---------------     ---------------
    Total increase ...........................         34,794,831          40,507,139
NET ASSETS
    Beginning of period ......................         83,326,646          42,819,507
                                                  ---------------     ---------------
    End of period ............................    $   118,121,477     $    83,326,646
                                                  ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)            AllianceBernstein Institutional Reserves
--------------------------------------------------------------------------------

NOTE A: Significant Accounting Policies

AllianceBernstein Institutional Reserves, Inc. (the "Fund"), formerly Alliance Institutional Reserves, Inc., is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of seven Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the six months ended October 31, 2003, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 2003, reimbursement was $363,250, $355,245, $275,701, $123,133, $121,038 and $103,576 for the Prime,
Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust, Treasury, California Tax Free and New York Tax-Free Portfolios was $9,000 per Portfolio for the six months ended October 31, 2003.

For the six months ended October 31, 2003, the Fund's expenses were reduced by $368, $3,750, $54, $114, $10 and $25 for the Prime, Government, Tax-Free, Trust, Treasury and California Tax-Free Portfolios, respectively, under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares and ..25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: Investment Transactions and Distributions to Shareholders

At October 31, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2003, the Treasury Portfolio and the Trust Portfolio had accumulated undistributed ordinary income of $126,055 and $1,067, respectively, and the California Tax-Free Portfolio and New York Tax-Free Portfolio had undistributed tax-exempt income of $33,929 and $19,946, respectively.

For federal income tax purposes at April 30, 2003, the Fund had capital loss carryforwards for the following Portfolios:


                                        Expiring       Expiring       Expiring
Portfolio                               in 2004        in 2005        in 2008
===========                            =========      =========      =========

Government ........................    $  30,512      $  16,002      $   1,769
Tax-Free ..........................       76,925            400             -0-

For the year ended April 30, 2003, the capital loss carryforwards utilized and expired by portfolios were as follows:


                                               Capital Loss     Capital Loss
                                               Carryforwards    Carryforwards
                                                 Utilized          Expired
                                               =============    =============

Government .............................       $      20,507    $       2,723
Trust ..................................               6,578               -0-

Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the years ended April 30, 2003 and 2002 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government, Treasury and Trust Portfolios are deemed to be ordinary income for federal income tax purposes.

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2003.

                                                        Post October Losses
                                                        -------------------
Prime .............................................          $ 1,099
Tax-Free ..........................................           48,577

                                        AllianceBernstein Institutional Reserves
================================================================================

NOTE E: Capital Stock

There are 117,500,000,000 shares authorized with par value of $.0005 per share. At October 31, 2003, capital paid-in aggregated $2,687,273,607 on Prime Portfolio, $1,005,767,012 on Government Portfolio, $1,271,087,453 on Tax-Free Portfolio, $1,172,394,041 on Trust Portfolio, $337,010,261 on Treasury Portfolio, $256,038,422 on California Tax-Free Portfolio and $118,129,218 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                                           Prime Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................       5,786,060,460       17,052,696,115
Shares issued on reinvestment of dividends and distributions           5,715,387           28,162,214
Shares redeemed ............................................      (6,006,788,212)     (17,691,203,813)
                                                                ----------------     ----------------
Net decrease ...............................................        (215,012,365)        (610,345,484)
                                                                ================     ================
Class B
Shares sold ................................................       2,076,785,721        3,973,427,826
Shares issued on reinvestment of dividends and distributions           5,029,991           17,070,272
Shares redeemed ............................................      (2,067,652,330)      (5,060,827,934)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          14,163,382       (1,070,329,836)
                                                                ================     ================
Class C
Shares sold ................................................         504,235,780          896,309,454
Shares issued on reinvestment of dividends and distributions           1,952,517            6,602,720
Shares redeemed ............................................        (575,751,621)        (953,110,152)
                                                                ----------------     ----------------
Net decrease ...............................................         (69,563,324)         (50,197,978)
                                                                ================     ================


                                                                        Government Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................       1,958,185,881        3,844,967,301
Shares issued on reinvestment of dividends .................           3,052,563            9,835,854
Shares redeemed ............................................      (2,215,065,856)      (3,697,580,333)
                                                                ----------------     ----------------
Net increase (decrease) ....................................        (253,827,412)         157,222,822
                                                                ================     ================
Class B
Shares sold ................................................         318,198,712          827,491,837
Shares issued on reinvestment of dividends .................           1,474,313            5,022,693
Shares redeemed ............................................        (309,219,798)      (1,048,810,583)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          10,453,227         (216,296,053)
                                                                ================     ================
Class C
Shares sold ................................................         442,356,467        1,128,885,416
Shares issued on reinvestment of dividends .................             615,966            2,249,617
Shares redeemed ............................................        (489,605,697)      (1,116,798,195)
                                                                ----------------     ----------------
Net increase (decrease) ....................................         (46,633,264)          14,336,838
                                                                ================     ================

NOTES TO FINANCIAL STATEMENTS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

                                                                          Tax-Free Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................       1,348,148,816        2,302,002,986
Shares issued on reinvestment of dividends .................           1,171,867            5,191,465
Shares redeemed ............................................      (1,256,454,327)      (2,457,353,969)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          92,866,356         (150,159,518)
                                                                ================     ================
Class B
Shares sold ................................................       1,124,305,473        1,233,187,122
Shares issued on reinvestment of dividends .................           2,390,141            6,911,289
Shares redeemed ............................................      (1,091,041,360)      (1,456,074,473)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          35,654,254         (215,976,062)
                                                                ================     ================
Class C
Shares sold ................................................         161,353,032          295,538,971
Shares issued on reinvestment of dividends .................             663,426            1,576,718
Shares redeemed ............................................        (133,004,915)        (225,289,418)
                                                                ----------------     ----------------
Net increase ...............................................          29,011,543           71,826,271
                                                                ================     ================


                                                                          Trust Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................       5,668,708,028        3,590,387,309
Shares issued on reinvestment of dividends .................           4,186,257           13,191,202
Shares redeemed ............................................      (5,708,496,834)      (3,454,956,927)
                                                                ----------------     ----------------
Net increase (decrease) ....................................         (35,602,549)         148,621,584
                                                                ================     ================


                                                                         Treasury Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................         169,209,733          818,386,359
Shares issued on reinvestment of dividends and distributions             687,641            2,061,493
Shares redeemed ............................................        (168,336,710)        (759,670,507)
                                                                ----------------     ----------------
Net increase ...............................................           1,560,664           60,777,345
                                                                ================     ================
Class B
Shares sold ................................................         100,578,063          203,165,452
Shares issued on reinvestment of dividends and distributions             243,923              569,959
Shares redeemed ............................................         (74,132,424)        (265,070,694)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          26,689,562          (61,335,283)
                                                                ================     ================
Class C
Shares sold ................................................         265,295,152          636,356,830
Shares issued on reinvestment of dividends and distributions             220,856            1,072,269
Shares redeemed ............................................        (200,182,544)        (782,664,393)
                                                                ----------------     ----------------
Net increase (decrease) ....................................          65,333,464         (145,235,294)
                                                                ================     ================

                                        AllianceBernstein Institutional Reserves
================================================================================

                                                                   California Tax-Free Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................          73,144,560          167,091,851
Shares issued on reinvestment of dividends .................             179,878              498,582
Shares redeemed ............................................         (61,708,407)        (147,061,822)
                                                                ----------------     ----------------
Net increase ...............................................          11,616,031           20,528,611
                                                                ================     ================
Class B
Shares sold ................................................          85,955,702          235,712,901
Shares issued on reinvestment of dividends .................             410,935              860,962
Shares redeemed ............................................         (72,422,840)        (221,417,824)
                                                                ----------------     ----------------
Net increase ...............................................          13,943,797           15,156,039
                                                                ================     ================
Class C
Shares sold ................................................         425,984,956          952,561,588
Shares issued on reinvestment of dividends .................             321,942            1,007,050
Shares redeemed ............................................        (461,428,870)        (903,645,023)
                                                                ----------------     ----------------
Net increase (decrease) ....................................         (35,121,972)          49,923,615
                                                                ================     ================


                                                                    New York Tax-Free Portfolio
                                                                =====================================
                                                                Six Months Ended        Year Ended
                                                                October 31, 2003        April 30,
                                                                  (Unaudited)              2003
                                                                ================     ================
Class A
Shares sold ................................................          62,326,283           93,502,155
Shares issued on reinvestments of dividends ................             262,381              355,776
Shares redeemed ............................................         (35,501,370)         (75,415,837)
                                                                ----------------     ----------------
Net increase ...............................................          27,087,294           18,442,094
                                                                ================     ================
Class B
Shares sold ................................................          46,680,621           85,623,275
Shares issued on reinvestments of dividends ................             136,105              287,827
Shares redeemed ............................................         (38,447,054)         (69,565,079)
                                                                ----------------     ----------------
Net increase ...............................................           8,369,672           16,346,023
                                                                ================     ================
Class C
Shares sold ................................................           9,898,783           24,212,729
Shares issued on reinvestments of dividends ................              29,378               75,809
Shares redeemed ............................................         (10,582,555)         (18,569,516)
                                                                ----------------     ----------------
Net increase (decrease) ....................................            (654,394)           5,719,022
                                                                ================     ================

NOTE F: Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

NOTES TO FINANCIAL STATEMENTS
(continued)                             AllianceBernstein Institutional Reserves
================================================================================

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants; some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Note G: Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The Fund is a money market fund and not a long-term fund; therefore, it is not expected that its advisory fee will be reduced pursuant to the final terms of the agreement with the NYAG discussed above.

FINANCIAL HIGHLIGHTS                    AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Prime Portfolio
                                           ========================================================================
                                                                          CLASS A
                                           ========================================================================
                                           Six Months                                                    August 14,
                                              Ended                                                        1998(d)
                                           October 31,                       Year Ended April 30,            to
                                               2003          ===========================================  April 30,
                                           (unaudited)         2003          2002       2001       2000      1999
                                           ===========       =======       =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======       =======    =======    =======    =======
Income From Investment Operations
Net investment income (a) ...............        .0049         .0148         .0276      .0612      .0540      .0518
Net realized gain (loss) on investment
    transactions (b) ....................           -0-           -0-           -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Net increase in net asset value from
    operations ..........................        .0049         .0148         .0276      .0612      .0540      .0518
                                           -----------       -------       -------    -------    -------    -------
Less: Dividends and Distributions
Dividends from net investment income ....       (.0049)       (.0148)       (.0276)    (.0612)    (.0540)    (.0518)
Distributions from net realized gains ...           -0-           -0-(b)        -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Total dividends and distributions .......       (.0049)       (.0148)       (.0276)    (.0612)    (.0540)    (.0518)
                                           -----------       -------       -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======       =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .49%         1.49%         2.80%      6.31%      5.54%      5.31%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $     1,082       $ 1,297       $ 1,907    $ 3,314    $ 1,788    $ 1,671
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .20%(e)       .20%          .20%       .20%       .20%       .20%
    Expenses, before waivers and
      reimbursements ....................          .24%(e)       .22%          .22%       .23%       .24%       .24%
    Net investment income (a) ...........          .97%(e)      1.48%         2.88%      6.01%      5.39%      5.16%


                                                                     Prime Portfolio
                                           ========================================================================
                                                                          CLASS B
                                           ========================================================================
                                           Six Months                                                     July 13,
                                              Ended                                                        1998(d)
                                           October 31,                       Year Ended April 30,            to
                                               2003          ===========================================  April 30,
                                           (unaudited)         2003          2002       2001       2000      1999
                                           ===========       =======       =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------       -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0044         .0138         .0266      .0602      .0530      .0358
Net realized gain (loss) on investment
    transactions (b) ....................           -0-           -0-           -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Net increase in net asset value
    from operations .....................        .0044         .0138         .0266      .0602      .0530      .0358
                                           -----------       -------       -------    -------    -------    -------
Less: Dividends and Distributions
Dividends from net investment income ....       (.0044)       (.0138)       (.0266)    (.0602)    (.0530)    (.0358)
Distributions from net realized gains ...           -0-           -0-(b)        -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Total dividends and distributions .......       (.0044)       (.0138)       (.0266)    (.0602)    (.0530)    (.0358)
                                           -----------       -------       -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======       =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .44%         1.39%         2.70%      6.20%      5.44%      3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $     1,108       $ 1,094       $ 2,165    $ 2,387    $ 1,871    $   536
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .30%(e)       .30%          .30%       .30%       .30%       .30%(e)
    Expenses, before waivers and
      reimbursements ....................          .32%(e)       .32%          .32%       .33%       .34%       .36%(e)
    Net investment income (a) ...........          .86%(e)      1.38%         2.66%      5.93%      5.44%      4.82%(e)


-------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS                    AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Prime Portfolio
                                           ========================================================================
                                                                          CLASS C
                                           ========================================================================
                                           Six Months                                                      July 13,
                                              Ended                                                         1998(d)
                                           October 31,                       Year Ended April 30,            to
                                               2003          ===========================================   April 30,
                                           (unaudited)         2003          2002       2001       2000      1999
                                           ===========       =======       =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------       -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0036         .0123         .0251      .0587      .0515      .0392
Net realized gain (loss) on investment
    transactions (b) ....................           -0-           -0-           -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Net increase in net asset value
    from operations .....................        .0036         .0123         .0251      .0587      .0515      .0392
                                           -----------       -------       -------    -------    -------    -------
Less: Dividends and Distributions
Dividends from net investment income ....       (.0036)       (.0123)       (.0251)    (.0587)    (.0515)    (.0392)
Distributions from net realized gains ...           -0-           -0-(b)        -0-        -0-        -0-        -0-
                                           -----------       -------       -------    -------    -------    -------
Total dividends and distributions .......       (.0036)       (.0123)       (.0251)    (.0587)    (.0515)    (.0392)
                                           -----------       -------       -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00       $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======       =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .36%         1.24%         2.54%      6.04%      5.28%      3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       497       $   567       $   617    $   468    $   155    $    38
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .45%(e)       .45%          .45%       .45%       .45%       .45%(e)
    Expenses, before waivers and
      reimbursements ....................          .47%(e)       .47%          .47%       .49%       .50%       .51%(e)
    Net investment income (a) ...........          .72%(e)      1.23%         2.41%      5.65%      5.29%      4.70%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

                                        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Government Portfolio
                                           =====================================================================
                                                                          CLASS A
                                           =====================================================================
                                           Six Months
                                              Ended
                                           October 31,                       Year Ended April 30,
                                               2003          ===================================================
                                           (unaudited)         2003      2002       2001       2000       1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0047         .0142      .0267      .0604      .0527      .0505
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0047)       (.0142)    (.0267)    (.0604)    (.0527)    (.0505)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .47%         1.43%      2.71%      6.22%      5.40%      5.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       497       $   751    $   593    $   792    $   442    $   394
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .20%(e)       .20%       .20%       .20%       .20%       .20%
    Expenses, before waivers and
      reimbursements ....................          .26%(e)       .26%       .24%       .27%       .27%       .29%
    Net investment income (a) ...........          .94%(e)      1.40%      2.75%      5.91%      5.30%      5.01%

                                                                    Government Portfolio
                                           =====================================================================
                                                                          CLASS B
                                           =====================================================================
                                           Six Months                                                   August 7,
                                              Ended                                                       1998(d)
                                           October 31,                       Year Ended April 30,          to
                                               2003          ========================================   April 30,
                                           (unaudited)         2003      2002       2001       2000        1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0042         .0132      .0257      .0594      .0516      .0361
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0042)       (.0132)    (.0257)    (.0594)    (.0516)    (.0361)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .42%         1.33%      2.60%      6.12%      5.29%      3.68%
Ratios / Supplemental Data
Net assets, end of period (in millions) .  $       352       $   342    $   558    $   696    $   198    $   136
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .30%(e)       .30%       .30%       .30%       .30%       .30%(e)
    Expenses, before waivers and
      reimbursements ....................          .36%(e)       .36%       .34%       .37%       .37%       .41%(e)
    Net investment income (a) ...........          .83%(e)      1.34%      2.62%      5.78%      5.19%      4.73%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS                    AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Government Portfolio
                                           =====================================================================
                                                                          CLASS C
                                           =====================================================================
                                           Six Months                                                 October 21,
                                              Ended                                                      1998(d)
                                           October 31,                       Year Ended April 30,         to
                                               2003          ========================================   April 30,
                                           (unaudited)         2003      2002       2001       2000       1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0034         .0117      .0242      .0579      .0502      .0243
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0034)       (.0117)    (.0242)    (.0579)    (.0502)    (.0243)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .34%         1.18%      2.45%      5.96%      5.14%      2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       157       $   203    $   189    $   128    $    16    $     3
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .45%(e)       .45%       .45%       .45%       .45%       .45%(e)
    Expenses, before waivers and
      reimbursements ....................          .51%(e)       .51%       .49%       .52%       .52%       .56%(e)
    Net investment income (a) ...........          .68%(e)      1.16%      2.31%      5.51%      5.11%      4.55%(e)

See footnote summary on page 50.

                                        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Tax-Free Portfolio
                                           =====================================================================
                                                                          CLASS A
                                           =====================================================================
                                           Six Months
                                              Ended
                                           October 31,                       Year Ended April 30,
                                               2003          ===================================================
                                           (unaudited)         2003      2002       2001       2000       1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0042         .0119      .0187      .0387      .0342      .0321
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0042)       (.0119)    (.0187)    (.0387)    (.0342)    (.0321)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .42%         1.20%      1.89%      3.95%      3.47%      3.26%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       452       $   360    $   510    $   435    $   407    $   256
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .20%(e)       .20%       .20%       .20%       .20%       .20%
    Expenses, before waivers and
      reimbursements ....................          .24%(e)       .24%       .24%       .26%       .28%       .28%
    Net investment income (a) ...........          .84%(e)      1.21%      1.86%      3.88%      3.45%      3.22%

                                                                    Tax-Free Portfolio
                                           =====================================================================
                                                                          CLASS B
                                           =====================================================================
                                           Six Months                                                   August 17,
                                              Ended                                                      1998(d)
                                           October 31,                Year Ended April 30,                 to
                                               2003          ========================================   April 30,
                                           (unaudited)         2003      2002       2001       2000       1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0037         .0109      .0177      .0378      .0333      .0210
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0037)       (.0109)    (.0177)    (.0378)    (.0333)    (.0210)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .37%         1.10%      1.79%      3.85%      3.37%      2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       586       $   550    $   766    $   616    $   375    $   193
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .30%(e)       .30%       .30%       .30%       .30%       .30%(e)
    Expenses, before waivers and
      reimbursements ....................          .34%(e)       .34%       .34%       .36%       .37%       .42%(e)
    Net investment income (a) ...........          .73%(e)      1.10%      1.74%      3.67%      3.37%      2.88%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS                    AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Tax-Free Portfolio
                                           =====================================================================
                                                                          CLASS C
                                           =====================================================================
                                           Six Months                                                September 8,
                                              Ended                                                      1998(d)
                                           October 31,                       Year Ended April 30,          to
                                               2003          ========================================   April 30,
                                           (unaudited)         2003      2002       2001       2000       1999
                                           ===========       =======    =======    =======    =======    =======
Net asset value, beginning of period ....  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           -----------       -------    -------    -------    -------    -------
Income From Investment Operations
Net investment income (a) ...............        .0030         .0094      .0162      .0363      .0318      .0184
                                           -----------       -------    -------    -------    -------    -------
Less: Dividends
Dividends from net investment income ....       (.0030)       (.0094)    (.0162)    (.0363)    (.0318)    (.0184)
                                           -----------       -------    -------    -------    -------    -------
Net asset value, end of period ..........  $      1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                           ===========       =======    =======    =======    =======    =======
Total Return
Total investment return based on
    net asset value (c) .................          .30%          .94%      1.63%      3.69%      3.22%      1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) .  $       233       $   204    $   132    $   161    $    49    $     2
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................          .45%(e)       .45%       .45%       .45%       .45%       .45%(e)
    Expenses, before waivers and
      reimbursements ....................          .49%(e)       .50%       .49%       .51%       .51%       .57%(e)
    Net investment income (a) ...........          .59%(e)       .93%      1.61%      3.52%      3.23%      2.69%(e)

See footnote summary on page 50.

                                        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Trust Portfolio
                                            ================================================================================
                                                                                CLASS A
                                            ================================================================================
                                            Six Months
                                               Ended
                                            October 31,                            Year Ended April 30,
                                                2003           =============================================================
                                            (unaudited)         2003        2002        2001           2000           1999
                                            ===========        =======     =======     =======        =======        =======
Net asset value, beginning of period ....   $      1.00        $  1.00     $  1.00     $  1.00        $  1.00        $  1.00
                                            -----------        -------     -------     -------        -------        -------
Income From Investment Operations
Net investment income ...................         .0035          .0119       .0246       .0584(a)       .0511(a)       .0489(a)
                                            -----------        -------     -------     -------        -------        -------
Less: Dividends
Dividends from net investment income ....        (.0035)        (.0119)     (.0246)     (.0584)        (.0511)        (.0489)
                                            -----------        -------     -------     -------        -------        -------
Net asset value, end of period ..........   $      1.00        $  1.00     $  1.00     $  1.00        $  1.00        $  1.00
                                            ===========        =======     =======     =======        =======        =======
Total Return
Total investment return based on
    net asset value (c) .................           .34%          1.19%       2.49%       6.01%          5.23%          5.01%
Ratios/Supplemental Data
Net assets, end of period (in millions) .   $     1,172        $ 1,208     $ 1,059     $ 1,187        $   839        $   795
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................           .48%(e)        .50%        .50%        .50%           .50%           .50%
    Expenses, before waivers and
      reimbursements ....................           .48%(e)        .50%        .50%        .51%           .52%           .55%
    Net investment income ...............           .68%(e)       1.17%       2.49%       5.79%(a)       5.13%(a)       4.85%(a)

--------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS (continued)        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Treasury Portfolio
                                          ================================================================================
                                                                              CLASS A
                                          ================================================================================
                                          Six Months                                                             June 29,
                                             Ended                                                               1998(d)
                                          October 31,                       Year Ended April 30,                    to
                                              2003           ==============================================      April 30,
                                          (unaudited)          2003         2002         2001         2000          1999
                                          ===========        ========     ========     ========     ========     =========
Net asset value, beginning of period ..   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          -----------        --------     --------     --------     --------     ---------
Income From Investment Operations
Net investment income (a) .............         .0046           .0134        .0253        .0576        .0504         .0401
Net realized gain (loss) on investment
    transactions (b) ..................            -0-             -0-          -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Net increase in net asset value from
    operations ........................         .0046           .0134        .0253        .0576        .0504         .0401
                                          -----------        --------     --------     --------     --------     ---------
Less: Dividends and Distributions
Dividends from net investment income ..        (.0046)         (.0134)      (.0253)      (.0576)      (.0504)       (.0401)
Distributions from net realized gains .            -0-             -0-(b)       -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Total dividends and distributions .....        (.0046)         (.0134)      (.0253)      (.0576)      (.0504)       (.0401)
                                          -----------        --------     --------     --------     --------     ---------
Net asset value, end of period ........   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          ===========        ========     ========     ========     ========     =========
Total Return
Total investment return based on
    net asset value (c) ...............           .46%           1.34%        2.56%        5.93%        5.15%         4.09%
Ratios / Supplemental Data
Net assets, end of period (in millions)   $       160        $    158     $     97     $    157     $      4     $       4
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .20%(e)         .20%         .20%         .20%         .20%          .20%(e)
    Expenses, before waivers and
      reimbursements ..................           .28%(e)         .30%         .27%         .26%         .59%         1.42%(e)
    Net investment income (a) .........           .91%(e)        1.29%        2.51%        4.99%        5.03%         4.82%(e)


                                                                       Treasury Portfolio
                                          ================================================================================
                                                                              CLASS B
                                          ================================================================================
                                          Six Months                                                           December 31,
                                             Ended                                                               1998(d)
                                          October 31,                       Year Ended April 30,                    to
                                              2003           ==============================================      April 30,
                                          (unaudited)          2003         2002         2001         2000          1999
                                          ===========        ========     ========     ========     ========     =========
Net asset value, beginning of period ..   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          -----------        --------     --------     --------     --------     ---------
Income From Investment Operations
Net investment income (a) .............         .0041           .0124        .0243        .0566        .0494         .0143
Net realized gain (loss) on investment
    transactions (b) ..................            -0-             -0-          -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Net increase in net asset value from
    operations ........................         .0041           .0124        .0243        .0566        .0494         .0143
                                          -----------        --------     --------     --------     --------     ---------
Less: Dividends and Distributions
Dividends from net investment income ..        (.0041)         (.0124)      (.0243)      (.0566)      (.0494)       (.0143)
Distributions from net realized gains .            -0-             -0-(b)       -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Total dividends and distributions .....        (.0041)         (.0124)      (.0243)      (.0566)      (.0494)       (.0143)
                                          -----------        --------     --------     --------     --------     ---------
Net asset value, end of period ........   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          ===========        ========     ========     ========     ========     =========
Total Return
Total investment return based on
    net asset value (c) ...............           .41%           1.24%        2.46%        5.83%        5.05%         1.44%
Ratios / Supplemental Data
Net assets, end of period (in millions)   $        52        $     26     $     87     $     18     $     85     $      15
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .30%(e)         .30%         .30%         .30%         .30%          .30%(e)
    Expenses, before waivers and
      reimbursements ..................           .38%(e)         .40%         .37%         .37%         .47%         1.08%(e)
    Net investment income (a) .........           .80%(e)        1.26%        1.97%        5.48%        5.04%         4.42%(e)

See footnote summary on page 50.

                                        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       Treasury Portfolio
                                          =================================================================================
                                                                              CLASS C
                                          =================================================================================
                                          Six Months                                                            October 15,
                                             Ended                                                                1998(d)
                                          October 31,                      Year Ended April 30,                     to
                                              2003           ==============================================      April 30,
                                          (unaudited)          2003         2002         2001         2000          1999
                                          ===========        ========     ========     ========     ========    ===========
Net asset value, beginning of period ..   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          -----------        --------     --------     --------     --------     ---------
Income From Investment Operations
Net investment income (a) .............         .0033           .0109        .0228        .0551        .0479         .0248
Net realized gain (loss) on investment
    transactions (b) ..................            -0-             -0-          -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Net increase in net asset value from
    operations ........................         .0033           .0109        .0228        .0551        .0479         .0248
                                          -----------        --------     --------     --------     --------     ---------
Less: Dividends and Distributions
Dividends from net investment income ..        (.0033)         (.0109)      (.0228)      (.0551)      (.0479)       (.0248)
Distributions from net realized gains .            -0-             -0-(b)       -0-          -0-          -0-           -0-
                                          -----------        --------     --------     --------     --------     ---------
Total dividends and distributions .....        (.0033)         (.0109)      (.0228)      (.0551)      (.0479)       (.0248)
                                          -----------        --------     --------     --------     --------     ---------
Net asset value, end of period ........   $      1.00        $   1.00     $   1.00     $   1.00     $   1.00     $    1.00
                                          ===========        ========     ========     ========     ========     =========
Total Return
Total investment return based on
    net asset value (c) ...............           .33%           1.09%        2.31%        5.67%        4.89%         2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions)   $       125        $     60     $    205     $    324     $    350     $      33
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ..................           .45%(e)         .45%         .45%         .45%         .45%          .45%(e)
    Expenses, before waivers and
      reimbursements ..................           .53%(e)         .54%         .52%         .53%         .56%          .99%(e)
    Net investment income (a) .........           .64%(e)        1.14%        2.39%        5.46%        5.06%         4.27%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS (continued)        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  California Tax-Free Portfolio
                                                       ====================================================
                                                                            CLASS A
                                                       ====================================================
                                                       Six Months                               January 9,
                                                         Ended                                    2001(d)
                                                       October 31,       Year Ended April 30,       to
                                                          2003           ====================    April 30,
                                                       (unaudited)          2003       2002        2001
                                                       ===========       ========   ========    ===========
Net asset value, beginning of period ...............   $      1.00        $ 1.00     $ 1.00     $      1.00
                                                       -----------        ------     ------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0042         .0114      .0174           .0081
                                                       -----------        ------     ------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0042)       (.0114)    (.0174)         (.0081)
                                                       -----------        ------     ------     -----------
Net asset value, end of period .....................   $      1.00        $ 1.00     $ 1.00     $      1.00
                                                       ===========        ======     ======     ===========
Total Return
Total investment return based on net asset value (c)           .41%         1.15%      1.75%            .82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $        58        $   46     $   26     $         6
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .20%(e)       .20%       .20%            .20%(e)
    Expenses, before waivers and reimbursements ....           .29%(e)       .28%       .30%            .45%(e)
    Net investment income (a) ......................           .80%(e)      1.07%      1.51%           2.76%(e)


                                                                  California Tax-Free Portfolio
                                                       =====================================================
                                                                              CLASS B
                                                       =====================================================
                                                       Six Months                               November 28,
                                                         Ended                                    2000(f)
                                                       October 31,       Year Ended April 30,       to
                                                          2003           ====================     April 30,
                                                       (unaudited)          2003       2002        2001
                                                       ===========       ========   ========    ============
Net asset value, beginning of period ...............   $      1.00       $   1.00   $   1.00    $      1.00
                                                       -----------       --------   --------    -----------
Income From Investment Operations
Net investment income (a) ..........................         .0036          .0104      .0164          .0117
                                                       -----------       --------   --------    -----------
Less: Dividends
Dividends from net investment income ...............        (.0036)        (.0104)    (.0164)        (.0117)
                                                       -----------       --------   --------    -----------
Net asset value, end of period .....................   $      1.00       $   1.00   $   1.00    $      1.00
                                                       ===========       ========   ========    ===========
Total Return
Total investment return based on net asset value (c)           .36%          1.04%      1.65%          1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $       112       $     98   $     83    $        33
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%(e)        .30%       .30%           .30%(e)
    Expenses, before waivers and reimbursements ....           .39%(e)        .38%       .40%           .75%(e)
    Net investment income (a) ......................           .69%(e)       1.01%      1.57%          2.76%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

                                        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  California Tax-Free Portfolio
                                                       =====================================================
                                                                              CLASS C
                                                       =====================================================
                                                       Six Months                               December 20,
                                                         Ended                                    2000(d)
                                                       October 31,       Year Ended April 30,       to
                                                          2003           ====================     April 30,
                                                       (unaudited)          2003       2002         2001
                                                       ===========       ========   ========    ============
Net asset value, beginning of period ...............   $      1.00        $   1.00     $   1.00     $      1.00
                                                       -----------        --------     --------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0029           .0089        .0149           .0091
                                                       -----------        --------     --------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0029)         (.0089)      (.0149)         (.0091)
                                                       -----------        --------     --------     -----------
Net asset value, end of period .....................   $      1.00        $   1.00     $   1.00     $      1.00
                                                       ===========        ========     ========     ===========
Total Return
Total investment return based on net asset value (c)           .29%            .89%        1.50%            .92%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $        86        $    122     $     72     $        78
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%(e)         .45%         .45%            .45%(e)
    Expenses, before waivers and reimbursements ....           .54%(e)         .53%         .55%            .69%(e)
    Net investment income (a) ......................           .54%(e)         .86%        1.53%           2.52%(e)


                                                                New York Tax-Free Portfolio
                                                       ==============================================
                                                                           CLASS C
                                                       ==============================================
                                                       Six Months                           May 25,
                                                          Ended              Year           2001(f)
                                                       October 31,           Ended            to
                                                          2003             April 30,       April 30,
                                                       (unaudited)           2003            2002
                                                       ===========        ===========     ===========
Net asset value, beginning of period ...............   $      1.00        $      1.00     $      1.00
                                                       -----------        -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0040              .0115           .0149
                                                       -----------        -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0040)            (.0115)         (.0149)
                                                       -----------        -----------     -----------
Net asset value, end of period .....................   $      1.00        $      1.00     $      1.00
                                                       -----------        -----------     -----------
Total Return
Total investment return based on net asset value (c)           .40%              1.15%           1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $        68        $        41     $        22
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .20%(e)            .20%            .20%(e)
    Expenses, before waivers and reimbursements ....           .37%(e)            .47%            .60%(e)
    Net investment income (a) ......................           .77%(e)           1.12%           1.57%(e)

--------------------------------------------------------------------------------

See footnote summary on page 50.

FINANCIAL HIGHLIGHTS (continued)        AllianceBernstein Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New York Tax-Free Portfolio
                                                       ==============================================
                                                                           CLASS B
                                                       ==============================================
                                                       Six Months                         August 2,
                                                          Ended              Year          2001(d)
                                                       October 31,           Ended            to
                                                          2003             April 30,       April 30,
                                                       (unaudited)           2003            2002
                                                       ===========        ===========     ===========
Net asset value, beginning of period ...............   $      1.00        $      1.00     $      1.00
                                                       -----------        -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0034              .0105           .0098
                                                       -----------        -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0034)            (.0105)         (.0098)
                                                       -----------        -----------     -----------
Net asset value, end of period .....................   $      1.00        $      1.00     $      1.00
                                                       ===========        ===========     ===========
Total Return
Total investment return based on net asset value (c)           .35%              1.05%            .98%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $        42        $        33     $        17
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .30%(e)            .30%            .30%(e)
    Expenses, before waivers and reimbursements ....           .48%(e)            .58%            .68%(e)
    Net investment income (a) ......................           .66%(e)           1.03%           1.12%(e)


                                                                New York Tax-Free Portfolio
                                                       ==============================================
                                                                           CLASS B
                                                       ==============================================
                                                       Six Months                          June 28,
                                                          Ended              Year           2001(d)
                                                       October 31,           Ended            to
                                                          2003             April 30,       April 30,
                                                       (unaudited)           2003            2002
                                                       ===========        ===========     ===========
Net asset value, beginning of period ...............   $      1.00        $      1.00     $      1.00
                                                       -----------        -----------     -----------
Income From Investment Operations
Net investment income (a) ..........................         .0028              .0090           .0105
                                                       -----------        -----------     -----------
Less: Dividends
Dividends from net investment income ...............        (.0028)            (.0090)         (.0105)
                                                       -----------        -----------     -----------
Net asset value, end of period .....................   $      1.00        $      1.00     $      1.00
                                                       ===========        ===========     ===========
Total Return
Total investment return based on net asset value (c)           .27%               .90%           1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $         8        $         9     $         4
Ratio to average net assets of:
    Expenses, net of waivers and reimbursements ....           .45%(e)            .45%            .45%(e)
    Expenses, before waivers and reimbursements ....           .62%(e)            .73%            .88%(e)
    Net investment income (a) ......................           .52%(e)            .89%           1.08%(e)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Commencement of distribution.

(e)   Annualized.

(f)   Commencement of operations.

                                        AllianceBernstein Institutional Reserves
================================================================================

AllianceBernstein Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

William H. Foulk, Jr. (1), Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
John J. Kelley, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

                      (This page left intentionally blank.)




                                                          INTRESSAR1003

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------

         10 (b) (1)        Certification of Principal Executive Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)        Certification of Principal Financial Officer Pursuant
                           to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Reserves, Inc.


By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         Chief Executive Officer

Date: December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         Chief Executive Officer

Date: December 30, 2003


By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date: December 30, 2003